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As filed with the Securities and Exchange Commission on February 29, 2012 Registration Nos. 2-80348 and 811-03599
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 108	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /
Amendment No. 110	/ X /
(Check appropriate box or boxes)
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THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151
(Address of principal executive offices) (Zip Code)

(212) 508-4500
(Registrant’s Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151
(Name and Address of Agent for Service)

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It is proposed that this filing will become effective (check appropriate box)
/ / immediately upon filing pursuant to paragraph (b)
/ X / on March 1, 2012 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (Date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (Date) pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages:_____
Index to Exhibits is located on page:

PROSPECTUS
Royce Global Value Fund
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MARCH 1, 2012 R Class Symbol: RGVRX K Class Symbol: RGVKX
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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Table of Contents

Royce Global Value Fund	2

Financial Highlights	5

Investing in Smaller Companies	6

Investing in Foreign Securities	8

Management of the Fund	9

General Shareholder Information	11

R and K Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Fund through omnibus account arrangements.

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The Royce Fund Prospectus 2012 | 1
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Royce Global Value Fund

Investment Goal Royce Global Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%	1.25%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	0.34%	0.34%
Acquired fund fees and expenses	0.09%	0.09%

Total annual Fund operating expenses	2.18%	1.93%

Fee waivers and/or expense reimbursements	(0.10)%	(0.10)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.08%	1.83%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.99% and 1.74%, respectively, through April 30, 2013.
Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investment in mutual funds, hedge funds, private equity funds and other investment companies.
Expenses have been estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

R	$211	$673	$1,160	$2,506

K	$186	$596	$1,033	$2,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

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2 | The Royce Fund Prospectus 2012
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Royce Global Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund’s assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. The Fund may invest in other investment companies that invest in equity securities.

     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
     To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (because the R and K Classes’ inception dates are after December 31, 2010, the Service Class is used for illustrative

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The Royce Fund Prospectus 2012 | 3
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Royce Global Value Fund (concluded)

purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund’s new benchmark, which was chosen because it better reflects the Fund’s security selection universe. Because the R and K Classes’ inception dates are after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The R and K Classes have higher expenses than the Service Class. If R and K Class expenses had been reflected, total returns would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)

	1 Year	Since Inception (12/29/06)

Service Class Return Before Taxes	35.69%	10.80%

Return After Taxes on Distributions	35.57	10.57

Return After Taxes on Distributions
and Sale of Fund Shares	23.34	9.25

MSCI World Small Core Index (Reflects no deductions for fees, expenses or taxes)	26.13	1.58

Russell Global Small Cap Index (Reflects no deductions for fees, expenses or taxes)	25.30	2.19

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Mr. George has managed the Fund since its inception. Mr. Nadel served as assistant portfolio manager from the Fund’s inception until 2009, when he began to co-manage the Fund with Mr. George.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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4 | The Royce Fund Prospectus 2012
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Financial Highlights

This table is intended to help you understand the Fund’s financial performance since inception. The table reflects financial results for a single share (Service Class used for illustrative purposes only). The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Class (assuming reinvestment of all distributions) that have lower 12b-1 fees than the R Class. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2010 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

ROYCE GLOBAL VALUE FUND—SERVICE CLASS(a)

Period Ended December 31,	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$10.79	$6.70	$11.20	$10.00

Investment Operations
Net investment income (loss)	$(0.03)	$0.01	$0.14	$(0.14)

Net realized and unrealized gain (loss) on investments and foreign currency	$3.87	$4.13	$(4.65)	$1.53

Total from investment operations	$3.84	$4.14	$(4.51)	$1.39

Distributions
Distributions from net investment income	$(0.08)	$(0.06)	$(0.03)	$(0.21)

Distributions from net realized gain on investments and foreign currency	$—	$—	$(0.00)	$(0.02)

Total distributions	$(0.08)	$(0.06)	$(0.03)	$(0.23)

Shareholder Redemption Fees	$0.01	$0.01	$0.04	$0.04

Net Asset Value, End of Period	$14.56	$10.79	$6.70	$11.20

Total Return	35.69%	61.89%	(39.92)%	14.28%[1]

Net Assets, End of Period (in thousands)	$141,992	$50,946	$31,040	$19,876

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	1.84%	1.88%	1.91%	2.17%[2]

Prior to fee waivers	1.84%	1.88%	1.90%	2.00%[2]

Net of fee waivers	1.69%	1.69%	1.69%	1.69%[2]

Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	0.11%	1.64%	(0.23)%[2]

Portfolio Turnover Rate	42%	71%	45%	54%

(a)	The Class commenced operations on December 29, 2006.
[1]	Not annualized
[2]	Annualized

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The Royce Fund Prospectus 2012 | 5
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Smaller-capitalization stocks are those issued by companies with market capitalizations of up to $15 billion.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.	Investing in Smaller Companies

Micro-Cap, Small-Cap and Mid-Cap Stocks
Royce views the large and diverse universe of smaller companies available for investment by the Fund as having three investment segments or tiers—micro-cap, small-cap and mid-cap. Royce refers to the segment of companies with market capitalizations up to $500 million as micro-cap. We define the next tier, the small-cap universe, as those companies with market capitalizations between $500 million and $2.5 billion. Finally, Royce defines mid-cap as those companies with market caps between $2.5 billion and $15 billion.
     Smaller companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
     As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of smaller companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
     The U.S. micro-cap segment consists of more than 3,000 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
     The U.S. small-cap tier consists of more than 1,100 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.
     The Fund may also invest in U.S. mid-cap securities, which Royce defines as those companies with market capitalizations between $2.5 billion and $15 billion, a sector that includes more than 600 companies. In general, mid-caps share many of the same characteristics as those companies with market caps between $500 million and $2.5 billion. As a result, Royce normally employs a

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6 | The Royce Fund Prospectus 2012
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more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.
     The Fund may also invest in foreign securities. The foreign smaller company market consists of more than 15,000 companies located in developed countries. For more information regarding investing in foreign securities, see page 8.

Value Investing
Royce’s portfolio managers use various value methods in managing the Fund’s assets. In selecting securities for the Fund, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
     Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
     Royce’s value approach strives to reduce some of the other risks of investing in the securities of smaller companies (for the Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage.
     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-cap, small-cap and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2-4.
     Although Royce’s approach to security selection seeks to reduce downside risk to the Fund’s portfolio, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments
The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

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The Royce Fund Prospectus 2012 | 7
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Investing in Foreign Securities

Foreign Securities
 Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if it is headquartered, organized and/or its stock principally trades outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
     The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

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8 | The Royce Fund Prospectus 2012
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W. Whitney George and David A. Nadel

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

Management of the Fund
Royce & Associates, LLC (“Royce”) is the Fund’s investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 35 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period.
     W. Whitney George is the firm’s Co-Chief Investment Officer and a Managing Director and Vice President. He serves as co-manager of the Fund. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.
     Royce’s investment staff also includes David A. Nadel, Director of International Research, who serves as co-manager for the Fund. Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003).
     The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
     Royce Fund Services, Inc. (RFS) distributes the Fund’s shares pursuant to the terms of its distribution agreements with the Fund. The Royce Fund has adopted a distribution plan for the R and K Classes under Rule 12b-1. Under this plan and the distribution agreements, the R and K Classes are obligated to pay a fee to RFS of up to 0.50% and 0.25% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Fund. Because these fees are paid out of the Fund’s assets in the R and K Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or

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The Royce Fund Prospectus 2012 | 9
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reduction of the 0.50% or 0.25% fees payable by the R Class or K Class, respectively, of the Fund if it closes to new investors.
     State Street Bank and Trust Company is the custodian of the Fund’s securities, cash and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Fund’s transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rates of these fees, before any waiver to cap the expense ratio for the Fund at specified levels as shown in the Fees and Expenses table, are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS
• 1.25% of the first $2,000,000,000
• 1.20% of the next $2,000,000,000
• 1.15% of the next $2,000,000,000
• 1.10% of any additional average net assets

For 2010, the actual net fees paid to Royce on average net assets was 1.25% for Royce Global Value Fund.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement, please see the Fund’s Semiannual Report to Shareholders.

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10 | The Royce Fund Prospectus 2012
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Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

General Shareholder Information

Purchasing Shares
 R and K Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Fund through omnibus account arrangements. “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicle, such as Traditional and Roth IRAs. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans or Section 529 college savings accounts. R and K Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs or SIMPLE IRAs.
     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
     If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Fund to compensate such third parties to the extent the Board has determined that any of the services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
     Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in the Fund.
     More information about these arrangements can be found in the Fund’s Statement of Additional Information.
     The Royce Fund reserves the right both to suspend the offering of the Fund’s shares to new investors and to reject any specific purchase request. The Fund does not offer its shares for sale outside of the United States.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

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The Royce Fund Prospectus 2012  |  11
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Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and is not intended to provide a means of speculating on short-term market movements.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
     The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.
     The Fund’s Board of Trustees has determined that the Fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).
     The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.

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     The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
     With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of its shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.
     Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided

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to the Fund by its custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by the Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of the Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund’s Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Fund’s complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Fund’s portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Fund’s first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions and Taxes
The Fund pays any dividends from net investment income and make any distributions from net realized capital gains each year in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned the Fund’s shares.

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     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
     If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
     The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
     Always consult a tax advisor with questions about federal, state or local tax consequences.

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More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Fund’s’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

 Through the Internet: Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Fund’s’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

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SEC File # 811-03599 RGV-RK-PRO-0312
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PROSPECTUS
Royce Special Equity Multi-Cap Fund
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March 1, 2012 Investment Class Symbol: RSMCX Institutional Class Symbol: RMUIX
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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Table of Contents

Royce Special Equity Multi-Cap Fund	2

Investing in Large-Cap, Mid-Cap and Small-Cap Companies	4

Investing in Foreign Securities	6

Management of the Fund	7

General Shareholder Information	8

Guide for Direct Shareholders	14

The Investment Class and Institutional Class, which is designed primarily for investment by or through foundations, endowments, retirement plans and similar institutions, are offered without sales charges.

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Royce Special Equity Multi-Cap Fund

Investment Goal Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.00%
Other expenses	0.27%	0.27%

Total annual Fund operating expenses	1.27%	1.27%

Fee waivers and/or expense reimbursements	(0.03)%	(0.23)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.04%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Institutional Classes’ net annual operating expenses at or below 1.24% and 1.04%, respectively, through April 30, 2015.
Expenses have been estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years

Investment	$126	$393

Institutional	$106	$331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

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Royce Special Equity Multi-Cap Fund (concluded)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

     Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     The Fund’s intensive value approach may not be successful and could result in portfolio losses.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since it commenced operations on January 3, 2011.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$100,000

IRA	$100,000

Automatic Investment or Direct Deposit Plan Accounts	$100,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000, regardless of account type.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.	Investing in Large-Cap, Mid-Cap and Small-Cap Companies

The Fund typically invests in U.S. mid-cap and large-cap securities, which Royce defines as those companies with market capitalizations more than $2.5 billion, a sector that includes more than 1,000 companies. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities. In these segments, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient, especially compared to micro-cap securities, because they have somewhat greater trading volumes and narrower bid/ask prices.
     The Fund may also invest in micro-cap and small-cap securities. Royce refers to the segment of companies with market capitalizations up to $500 million as micro-cap. We define the next tier, the small-cap universe, as those companies with market capitalizations between $500 million and $2.5 billion.

     Micro-cap and Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
     As a result, the purchase or sale of more than a limited number of shares of the securities of a micro-cap or small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of micro-cap or small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
      The U.S. micro-cap segment consists of more than 3,000 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

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     The U.S. small-cap tier consists of more than 1,100 companies. In general, small-cap stocks share many of the same characteristics as those companies with market caps between $500 million and $2.5 billion.
     The Fund may also invest in foreign securities. The foreign smaller company market consists of more than 15,000 companies located in developed countries. For more information regarding investing in foreign securities, see page 6.

Value Investing
The Fund’s portfolio manager uses various value methods in managing the Fund’s assets. In selecting securities for the Fund, he evaluates the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio manager may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio manager then uses these factors to assess the company’s current worth, basing this assessment on either what he believes a knowledgeable buyer might pay to acquire the entire company or what he thinks the value of the company should be in the stock market.
     The portfolio manager generally invests in securities of companies that are trading significantly below his estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, he also evaluates the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
     Royce’s value approach strives to reduce some of the other risks of investing in the securities of smaller companies by evaluating other risk factors. For example, the portfolio manager generally attempts to lessen financial risk by buying companies with strong balance sheets and low leverage.
      While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-cap, small-cap and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2-3.
      Although Royce’s approach to security selection seeks to reduce downside risk to the Fund’s portfolio, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments
The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

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Investing in Foreign Securities

Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
     The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

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Charles R. Dreifus and Charles M. Royce

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

Management of the Fund
Royce & Associates, LLC (“Royce”) is the Fund’s investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 35 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period.
     Royce’s senior investment staff includes Charles R. Dreifus, Principal, who serves as portfolio manager for the Fund. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
     The Fund’s Statement of Additional Information provides more information about the structure of the portfolio manager’s compensation, other accounts that he manages and his ownership of shares in the Fund(s) that he manages.
     Royce Fund Services, Inc. (“RFS”) distributes the Fund’s shares. State Street Bank and Trust Company is the custodian of the Fund’s securities, cash and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Fund’s transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rates of these fees, before any waiver to cap the expense ratio for the Fund at specified levels as shown in the Fees and Expenses tables, are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

• 1.00% of the first $2,000,000,000	• 0.90% of the next $2,000,000,000
• 0.95% of the next $2,000,000,000	• 0.85% of any additional average net assets

For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement, please see the Fund’s Semiannual Report to Shareholders.

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Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of the Investment and Service Classes of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please see the Guide for Direct Shareholders, which begins on page 14.

Purchasing Shares
 The Fund offered through this Prospectus is no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Fund pays its own management fees and other operating expenses as outlined in this Prospectus.

PURCHASING INVESTMENT CLASS SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:

Regular Account	$100,000

IRA	$100,000

Automatic Investment or Direct Deposit Plan Accounts	$100,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

PURCHASING INSTITUTIONAL CLASS SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
     If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Fund to compensate such third parties to the extent the Board has determined that any of the

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services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
    Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make the Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in the Fund.
    More information about these arrangements can be found in the Fund’s Statement of Additional Information.
    The minimum initial investment for Investment Class shares of the Fund may be waived for the following: certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; registered investment advisors who aggregate trades for clients; and employees or officers of Royce and/or members of their immediate families.
    The Royce Fund reserves the right both to suspend the offering of the Fund’s shares to new investors and to reject any specific purchase request. The Fund does not offer its shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and is not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of the Investment Class of shares of the Fund that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.
     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Fund’s transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased the Fund’s shares on June 1, 2012, these shares would be subject to the fee if you were to redeem them prior to November 28, 2012. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2012.

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The Royce Fund Prospectus 2012  |  9
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    You will incur no fee on shares that you acquire through distribution reinvestment. The redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
     The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.
     The Fund’s Board of Trustees has determined that the Fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).
     The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Fund imposes a redemption fee on certain short-term redemptions to discourage frequent trading.
     The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
     With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Fund uses reasonable efforts to monitor such accounts

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to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of its shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.
     Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by the Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings,

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The Royce Fund Prospectus 2012  |  11
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interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of the Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund’s Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Fund’s complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Fund’s portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Fund’s first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions and Taxes
The Fund pays any dividends from net investment income and make any distributions from net realized capital gains each year in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned the Fund’s shares.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of its redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

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      If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
      You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
      The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
      Always consult a tax advisor with questions about federal, state or local tax consequences.

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This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment and Service Classes of The Royce Funds.

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment and Service Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.
      If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank or other financial intermediary, account minimums, fees, policies and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.
      For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. You must also use a separate application to open an account in Royce Select Fund I, Select Fund II, Global Select, SMid-Cap Select or Opportunity Select Funds. Please call Investor Services at (800) 221-4268 or visit our website, www.roycefunds.com, to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.

Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds may not open a new account without obtaining the following minimum identifying information for each person that opens a new account:

•	Full name
•	Date of birth
•	Permanent residential or business street address (a P.O. Box is not acceptable other than a military P.O. Box)
•	Social Security or Taxpayer Identification Number
•	Additional information required for corporate accounts.

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      Please note that your application will be returned if any information is missing. If a Fund is unable to verify your identity, it may be required to close or not open your account. If you need help completing your application, please call Investor Services at (800) 221-4268.
      Please mail all account-related correspondence, including Account Applications, subsequent investments and written requests for redemption—
BOSTON FINANCIAL DATA

Services—Midwest (BFDS) BFDS

serves as the Fund’s transfer

agent. State Street Bank and

Trust Company is the custodian for

securities, cash and other assets

of the Funds.

ONLINE ACCOUNT ACCESS

You can set up an account online

by visiting our website,

www.roycefunds.com/invest and

selecting OPEN A NEW ACCOUNT.

by regular mail to:	by registered mail or overnight courier to:

The Royce Funds	The Royce Funds
c/o BFDS – Midwest	c/o BFDS – Midwest
PO Box 219012	330 West 9th Street
Kansas City, MO 64121-6012	Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com/invest, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

By Online Account Access
You can set up an account online by visiting www.roycefunds.com/invest and selecting OPEN A NEW ACCOUNT. Please note that Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund, Royce Opportunity Select Fund and GiftShare Accounts in Royce Heritage Fund are not available for purchase online. (If you would like to invest in one of these Funds, you may do so by mail.)
     You can also download a Prospectus, Shareholder Guide and Account Application from www.roycefunds.com/literature.
     Online Account Access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online Account Access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com and select Account Access. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements and tax forms e-mailed to you.
3.	Review your recent account history, including distributions

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The Royce Fund Prospectus 2012 | 15
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4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]Options 5, 6 and 7 are not available for Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund, Royce Opportunity Select Fund or GiftShare Accounts in Royce Heritage Fund. Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to Account Access.
     Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who use Account Access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of Account Access confidential.

Your Username and Password are Encrypted
When you login to Account Access, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern Time.
     Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
 You may purchase additional Fund shares online, by telephone, and by mail. (Please note that the minimum subsequent purchase amount for accounts in Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund is $100.)

By Online Account Access
Once you have registered for online Account Access, you can purchase Fund shares by going to www.roycefunds.com and selecting Account Access. Login to Account Access and select Purchase from the dropdown menu or choose OPEN A NEW ACCOUNT at the top. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

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16 | The Royce Fund Prospectus 2012
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By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

To pay by bank wire:
Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.
     Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

AUTOMATED CLEARING HOUSE

Known as ACH, effects electronic

transfers between banks and Royce

Fund accounts. Before signing

up for any automated account

services, find out if your bank is a

member of ACH. Banks generally

charge no fees for ACH transactions.

Passbook savings accounts may

not be eligible for ACH services.

BANK WIRE

Transfers funds from one

financial institution to another

via the federal funds wire transfer

system. It is a fast and convenient

method, but some banks charge

a fee to send and/or receive wires.

State Street Bank and Trust Co., Inc.
ABA # 011000028
Credit DDA # 9904-712-8
Name of Royce Fund–Investment or Service Class
Confirming Order Number
Account Name

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 15).
     Please note that the Funds do not accept third-party checks, “starter” checks or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com/literature. You may also establish these services through online Account Access.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

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MEDALLION GUARANTEES

A medallion guarantee protects

shareholders and The Royce Fund

against fraudulent transactions.

You may obtain one at most banks

and brokerage firms. A notary

public cannot provide you with a

medallion guarantee.	Important Information about Purchases
•

If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online Account Access purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

	•	The Funds do not accept third-party checks, “starter” checks or money orders for initial or subsequent purchases.
•

In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

	•	The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•

You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
     Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
     Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s) or for proceeds to be sent to an address other than the address of record.

By Online Account Access
 Once you have registered for online Account Access at www.roycefunds.com/account, click on Account Access. Login and click the Fund you want to sell and select Redeem from the Account Options dropdown menu. Proceeds may be sent by check, by bank wire or through ACH. (This service is not available for Royce Select Fund I, Select Fund II, Global Select, SMid-Cap Select and Opportunity Select Funds, as well as for GiftShare Accounts in Royce Heritage Fund.)

By Telephone
 For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at

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18 | The Royce Fund Prospectus 2012
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any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

By Mail
 Mail your letter to The Royce Funds, c/o BFDS (see page 15 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:

•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any
In addition:
•

Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•

Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•

Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•

Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or e-mail us at www.roycefunds.com/contact.

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The Royce Fund Prospectus 2012 | 19
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Automatic Withdrawal Plan
 This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions

•	Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•

If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•

If you have difficulty making a redemption by telephone or by online Account Access, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 17 for processing information). The Funds reserve the right to revise or terminate telephone or online Account Access redemption privileges at any time.

•	The Funds may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
•	The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares
You may make exchanges between Royce Funds in the same class, as well as between Funds in the Investment and Service Classes. However, you must meet a Fund Class’s minimum initial investment when you open an account by exchange. This is important because the minimum initial investment differs significantly for Investment Class shares of Royce Heritage, Dividend Value, Value, 100, Special Equity Multi-Cap, Low-Priced Stock, Value Plus and Global Value Funds from that of the other Funds in the Investment and Service Classes (see page 8 for more information on minimum initial investment). Also, exchanges are not permitted to or from Royce Select Fund I, Select Fund II, Global Select, SMid-Cap Select and Opportunity Select Funds, or to or from GiftShare Accounts in Royce Heritage Fund.
      You may make exchanges by online Account Access, by telephone and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are subject to the Fund’s early redemption fee and are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.

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20 | The Royce Fund Prospectus 2012
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      As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•

A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online Account Access.

• Year-to-date account statements are sent semiannually.
•

The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com/edelivery for more details.

Other Information
Certificates

Certificates for whole shares of Royce Pennsylvania Mutual, Total Return, Premier, Micro-Cap and Low-Priced Stock Funds will be issued upon your request. The other Funds do not issue certificates. If a certificate is lost, stolen or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Heritage Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.
      The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 8), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment (this option is not available for Investment Class shares of Royce Heritage, Dividend Value, Value, 100, Special Equity Multi-Cap, Low-Priced Stock and Value Plus Funds). You would then have 60 days to increase your balance before the Fund would close your account.
      In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

      If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

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The Royce Fund Prospectus 2012 | 21
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More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Fund’s annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

 Through the Internet: Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Fund’s prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

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SEC File # 811-03599 RSM-IC-PRO-0312
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THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in thirty portfolios or series. The thirty series (each, a “Fund” and collectively, the “Funds”), the share classes they offer and their related ticker symbols are:

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Royce Pennsylvania Mutual Fund—Investment	Royce 100 Fund—Investment (ROHHX), Service
(PENNX), Service (RYPFX), Institutional (RPMIX),	(RYOHX), Institutional, R (ROHRX) and K (ROHKX)
Consultant (RYPCX), R (RPMRX) and K (RPMKX)	Royce Discovery Fund—Service (RYDFX)
Royce Micro-Cap Fund—Investment (RYOTX), Service	Royce Financial Services Fund—Service (RYFSX)
(RMCFX) and Consultant (RYMCX)	Royce Dividend Value Fund—Investment (RDVIX) and
Royce Premier Fund—Investment (RYPRX), Service	Service (RYDVX)
(RPFFX), Institutional (RPFIX), Consultant (RPRCX),	Royce Select Fund I—Investment (RYSFX)
R (RPRRX), K (RPRKX), and W (RPRWX)	Royce Select Fund II—Investment (RSFDX)
Royce Low-Priced Stock Fund—Investment (RLPHX),	Royce Global Select Fund—Investment (RSFTX)
Service (RYLPX), Institutional (RLPIX), R (RLPRX) and	Royce Global Value Fund—Investment (RGVIX),
K (RLPKX)	Service (RIVFX), Consultant (RGVHX), R (RGVRX) and
Royce Total Return Fund—Investment (RYTRX),	K (RGVKX)
Service (RYTFX), Institutional (RTRIX), Consultant	Royce European Smaller-Companies Fund—Service
(RYTCX), R (RTRRX), K (RTRKX) and W (RTRWX)	(RISCX)
Royce Heritage Fund—Investment (RHFHX), Service	Royce SMid-Cap Value Fund—Service (RMVSX)
(RGFAX), Institutional, Consultant (RYGCX),	Royce SMid-Cap Select Fund—Investment (RMISX)
R (RHFRX) and K (RHFKX)	Royce International Smaller-Companies Fund—
Royce Opportunity Fund—Investment (RYPNX),	Service (RYGSX)
Service (RYOFX), Institutional (ROFIX), Consultant	Royce Focus Value Fund—Service (RYFVX)
(ROFCX), R (ROFRX) and K (ROFKX)	Royce Partners Fund—Service (RPTRX)
Royce Special Equity Fund—Investment (RYSEX),	Royce Mid-Cap Fund—Service (RMIDX)
Service (RSEFX), Institutional (RSEIX) and Consultant	Royce Opportunity Select Fund—Investment (ROSFX)
(RSQCX)	Royce Global Dividend Value Fund— Service
Royce Value Fund—Investment (RVVHX),	(RGVDX)
Service (RYVFX), Institutional (RVFIX), Consultant	Royce International Premier Fund—Service (RYIPX)
(RVFCX), R (RVVRX) and K (RVFKX)	Royce International Micro-Cap Fund—Service
Royce Value Plus Fund—Investment (RVPHX), Service	(ROIMX)
(RYVPX), Institutional (RVPIX), Consultant (RVPCX),	Royce Special Equity Multi-Cap Fund—Investment
R (RVPRX) and K (RVPKX)	(RSMCX), Service (RSEMX) and Institutional (RMUIX)
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This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current Prospectuses dated May 1, 2011 and March 1, 2012. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2010 (Accession #0000949377-11-000136) and the unaudited financial statements for the fiscal period ended June 30, 2011 (Accession #0000949377-11-000384) are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual or Semi-Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at (800) 221-4268.
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Investment Adviser	Transfer Agent
Royce & Associates, LLC (“Royce”)	Boston Financial Data Services, Inc.

Distributor	Custodian
Royce Fund Services, Inc. (“RFS”)	State Street Bank and Trust Company

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March 1, 2012
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OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $500 million and above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE HERITAGE FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE FUND - in securities of companies with stock market capitalizations below $500 million and above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $5 billion, non-convertible preferred stocks and debt securities.

ROYCE DISCOVERY FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE SELECT FUND I - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND II - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL SELECT FUND - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL VALUE FUND - in non-convertible preferred stocks and debt securities.

ROYCE EUROPEAN SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, non-European equity securities, non-convertible preferred stocks and debt securities.

ROYCE SMID-CAP VALUE FUND - in equity securities of companies with market capitalizations below $500 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE SMID-CAP SELECT FUND - in stocks of companies with market capitalizations below $500 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, U.S. equity securities, non-convertible preferred stocks and debt securities.

ROYCE FOCUS VALUE FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE PARTNERS FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE MID-CAP FUND - in equity securities of companies with market capitalizations below $2.5 billion and above $15 billion, non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY SELECT FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $500 million and above $2.5 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL MICRO-CAP FUND - in securities of companies with stock market capitalizations above $500 million, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

Listed below are the Funds’ fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund’s acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations.

A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

No Fund may, as a matter of fundamental policy:

1.

Issue any senior securities, except that in the case of Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.

Purchase securities on margin or write call options on its portfolio securities, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund, each of which is not subject to the restriction on writing call options;

3.

Sell securities short, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund, each of which is not subject to this restriction;

4.

Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets and (ii) each of Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.

Invest more than 10% of its total assets in the securities of foreign issuers in the case of Royce Select Fund I and 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.

Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund and Royce European Smaller-Companies Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.

Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.

Invest more than 25% of its assets in any one industry (except for Royce Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies, respectively);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.

Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Dividend Value Fund, Royce SMid-Cap Select Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of foreign issuers.

Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund, may not, as a matter of operating policy, invest more than 35% of their net assets in the securities of companies headquartered in developing countries.

Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 10% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

Royce Discovery Fund may not, as a matter of operating policy, invest in the securities of other investment companies.

For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be “restricted” if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund and Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap

Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its net assets in illiquid securities.

Neither Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund, may, as a matter of operating policy, write options on its portfolio securities.

For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

The Funds may each invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies and Royce Discovery Fund which is prohibited from investing in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds’ Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a

Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust’s Board of Trustees determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk.

The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund’s ability to dispose of lower-rated (high-risk) debt securities.

Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments

Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund, are not subject to any limitation on investments in securities of foreign issuers. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of foreign issuers; Royce Opportunity Fund and Royce Select Fund I may invest up to 10% of their total assets the securities of foreign issuers; Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Dividend Value Fund, Royce SMid-Cap Select Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may each invest up to 25% of their net assets in the securities of foreign issuer; and Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may each invest up to 35% of their net assets in the securities of foreign issuers. Royce European Smaller-Companies Fund invests at least 80% of its net assets in the equity securities of companies headquartered, domiciled and/or whose securities trade in, European countries, including Germany, United Kingdom, France, Italy, Spain, Russia, Netherlands, Turkey, Belgium, Sweden, Switzerland, Poland, Norway, Austria, Greece, Denmark, Ireland, Finland, Portugal, Czech Republic, Romania, Hungary, Ukraine, Slovakia, Croatia, Luxembourg, Slovenia, Belarus, Serbia, Bulgaria, Lithuania, Azerbaijan, Latvia, Cyprus, Iceland, Estonia, Bosnia and Herzegovina, Albania, Georgia, Armenia, Republic of Macedonia, Malta, Moldova, Andorra, Liechtenstein, Monaco, Montenegro, San Marino, Vatican City and British Crown Dependencies (Jersey, Guernsey and Isle of Man).

Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund’s ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the Funds’ foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The considerations noted above are generally intensified for investments in developing countries. See “Developing Countries” below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund do not expect to invest more than 35% of each Fund’s net assets in the securities of companies headquartered in developing countries. Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund do not expect to invest more than 10% of each Fund’s net assets in the securities of companies that are headquartered in developing countries. Generally developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The considerations noted above in “Foreign Investments” are generally intensified for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds’ investments.

Securities of Exchange-Traded Funds

The Funds may purchase, sell and invest in the securities of exchange-traded funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. From time to time the Funds may also purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce & Associates, LLC to represent minimal credit risk and having a term of seven days or less.

Warrants, Rights and Options

Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund may each effect short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

While the short sale is outstanding, the Fund is required to collateralize its borrowing obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. Until the Fund closes its short position, the Fund will be required to (a) maintain with its custodian a segregated account which will be marked to market daily, containing cash or liquid securities (which may include equity securities) such that the amount deposited in the segregated account plus the amount retained by the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover the Fund’s short position. The Fund may cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

Reverse Repurchase Agreements

Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund are authorized to enter into reverse repurchase agreements. Such agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. When effecting repurchase transactions, liquid securities of a dollar amount equal in value to the securities subject to the agreement are required to be segregated with the Fund’s custodian bank, and the reverse repurchase agreement is required to be marked to market daily.

Borrowing

Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund may each borrow money from banks to increase its holdings of portfolio securities and other instruments or for liquidity purposes. At all times when borrowings are outstanding, each Fund must maintain at least 300% “asset coverage,” meaning that the total assets of the Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers.

Financial Services Companies

Royce Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Portfolio Turnover

For the years ended December 31, 2010 and December 31, 2009, Royce Discovery Fund’s portfolio turnover rates were 105% and 13%, respectively. The portfolio turnover rate was substantially higher in 2010 than it was in 2009 as a result of changes to the Fund’s rebalancing methodology.

For the years ended December 31, 2010 and December 31, 2009, Royce SMid-Cap Value Fund’s portfolio turnover rates were 126% and 216%, respectively, and Royce SMid-Cap Select Fund’s portfolio turnover rates were 166% and 415%, respectively. The portfolio turnover rates were substantially higher in 2009 than they were in 2010 due primarily to increased market volatility as well as material redemptions in each of these Funds during 2009. Although lower than those in 2009, portfolio turnover rates in Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund remained somewhat high in 2010 due in part to a decision by the portfolio manager to make certain changes to the composition of their respective portfolios.

Investments by Affiliated and Non-Affiliated Funds of Funds in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of the rebalancing trades could adversely affect the Fund’s performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

The Funds’ investment adviser, Royce & Associates, LLC, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board of Trustees of the Trust that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by 529 plans.

* * *

Royce believes that each of the Funds, except Royce Total Return Fund, Royce Dividend Value Fund and Royce Global Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and have the various duties imposed on directors of registered investment companies by the 1940 Act.

Number of
		Term of		Portfolios in
	Position(s)	Office** and		Fund Complex	Other Public
	Held with	Length of	Principal Occupation(s) During	Overseen by	Company
Name, Age and Address	Fund	Time Served	Past 5 Years	Trustee	Directorships

Charles M. Royce* (71) 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 1982	President, Chief Investment Officer, Co-Chief Investment Officer and member of Board of Managers of Royce & Associates, LLC (“Royce”), investment adviser to the Trust, Royce Capital Fund (“RCF”), Royce Focus Trust, Inc. (“RFT”), Royce Micro-Cap Trust, Inc. (“RMT”) and Royce Value Trust, Inc. (“RVT”) (collectively, “The Royce Funds”).	35	TICC Capital Corp

Mark R. Fetting* (56) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	President, Chief Executive Officer, Chairman and Director of Legg Mason, Inc. Mr. Fetting’s prior business experience includes having served as a member of the Board of Managers of Royce; Senior Executive Vice President of Legg Mason, Inc.; Division President and Senior Officer of Prudential Financial Group, Inc. and related companies; Partner, Greenwich Associates; and Vice President, T. Rowe Price Group, Inc.	51 (Director/Trustee of all Royce Funds consisting of 35 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 16 portfolios)	Legg Mason, Inc.

Patricia W. Chadwick (62) 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	35	Wisconsin Energy Corp. and ING Mutual Funds

				Number of
		Term of		Portfolios in
	Position(s)	Office** and		Fund Complex	Other Public
	Held with	Length of	Principal Occupation(s) During	Overseen by	Company
Name, Age and Address	Fund	Time Served	Past 5 Years	Trustee	Directorships

Richard M. Galkin (73) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Private investor. Mr. Galkin’s prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	35	None

Stephen L. Isaacs (71) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	President of The Center for Health and Social Policy (since September 1996); Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs’s prior business experience includes having served as Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	35	None

Arthur S. Mehlman (69) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).	51 (Director/Trustee of all Royce Funds consisting of 35 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 16 portfolios)	None

David L. Meister (71) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister’s prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	35	None

Number of
		Term of		Portfolios in
	Position(s)	Office** and		Fund Complex	Other Public
	Held with	Length of	Principal Occupation(s) During	Overseen by	Company
Name, Age and Address	Fund	Time Served	Past 5 Years	Trustee	Directorships

G. Peter O’Brien (65) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	Director, Bridges School (since 2006); Trustee Emeritus of Colgate University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	51 (Director/Trustee of all Royce Funds consisting of 35 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 16 portfolios)	TICC Capital Corp.

John D. Diederich* (59) 745 Fifth Avenue New York, NY 10151	Vice President and Treasurer	Since 2001	Chief Operating Officer, Managing Director and member of the Board of Managers of Royce; Chief Financial Officer of Royce; Director of Administration of The Royce Funds; and President of Royce Fund Services, Inc. (“RFS”), having been employed by Royce since April 1993.	N/A	None

Jack E. Fockler, Jr.* (52)	Vice President	Since 1995	Managing Director and Vice	N/A	None
745 Fifth Avenue			President of Royce; and Vice
New York, NY 10151			President of RFS, having been
employed by Royce since October 1989.

W. Whitney George*(52) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Co-Chief Investment Officer, Managing Director and Vice President of Royce, having been employed by Royce since October 1991.	N/A	None

Daniel A. O’Byrne* (49) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

John E. Denneen* (44) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Principal, Chief Legal and Compliance Officer and Secretary of Royce; Secretary and Chief Legal Officer of The Royce Funds.	N/A	None

Lisa Curcio* (51) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 1, 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None
___________________
  *An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2011 and thereafter until their respective successors are duly elected and qualified. All of the Trust’s trustees are also directors/trustees of RVT, RMT, RFT and RCF.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board of Trustees (the “Board”) believes has prepared them to be effective Trustees.
•
Charles M. Royce - In addition to his tenure as a Trustee of The Royce Funds, Mr. Royce serves as the President, Co-Chief Investment Officer and as a member of the Board of Managers of Royce, having been President of Royce since 1972. Mr. Royce has over 40 years of investment and business experience.

•
Mark R. Fetting - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Fetting serves as the Chairman, President and Chief Executive Officer of Legg Mason, Inc. and has served as a member of the Board of Managers of Royce. Mr. Fetting has over 30 years of investment and business experience.

•
Patricia W. Chadwick - In addition to her tenure as a Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

•
Richard M. Galkin - In addition to his tenure as a Trustee of The Royce Funds, Mr. Galkin has served as the Chairman of the Board’s Audit Committee for more than 15 years, acting as liaison between the Boards and the Funds’ independent registered public accountants and as co-Chairman of the Boards’ Nominating Committee. Mr. Galkin has over 40 years of business experience, including extensive experience in the telecommunications industry.

•
Stephen L. Isaacs - In addition to his tenure as a Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•
Arthur S. Mehlman - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•
David L. Meister - In addition to his tenure as a Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•
G. Peter O’Brien - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O’Brien serves as co-Chairman of the Boards’ Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of a Fund’s trustees not be “interested persons” (as defined in the 1940 Act) of the Fund and as such are not affiliated with the Fund’s investment adviser (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Fund’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 75% of the Fund’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, Mr. Royce, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Galkin, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

Information relating to each Trustee’s share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2010 is set forth in the tables below.

Charles M. Royce

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - $100,000
Royce Total Return Fund	Over $100,000
Royce Heritage Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Value Fund	$10,001 - $50,000
Royce 100 Fund	Over $100,000
Royce Discovery Fund	Over $100,000
Royce Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Select Fund I	Over $100,000
Royce Select Fund II	Over $100,000
Royce Global Value Fund	$1 - $10,000
Royce European Smaller-Companies Fund	Over $100,000
Royce SMid-Cap Value Fund	Over $100,000
Royce SMid-Cap Select Fund	Over $100,000
Royce International Smaller-Companies Fund	Over $100,000

Royce Partners Fund	Over $100,000
Royce Global Dividend Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Mark R. Fetting

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Total Return Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Patricia W. Chadwick

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Value Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Global Value Fund	Over $100,000

The Royce Funds		Over $100,000

Richard M. Galkin

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce 100 Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$50,001 - $100,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Special Equity Fund	$10,001 - $50,000
Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce Global Value Fund	$10,001 - $50,000
Royce European Smaller-Companies Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$10,001 - $50,000
Royce Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Value Plus Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce 100 Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O’Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	$50,001 - $100,000
Royce Select Fund I	$50,001 - $100,000
Royce Select Fund II	$50,001 - $100,000
Royce Global Select Fund	Over $100,000

The Royce Funds		Over $100,000

The Board of Trustees has an Audit Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee and Mr. Mehlman and Ms. Chadwick are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2010, the Audit Committee held two meetings.

The Board of Trustees has a Nominating Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board of Trustees. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O’Brien serve as co-Chairman of the Nominating Committee. While the Committee is solely responsible for the selection and nomination of the Fund’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee’s qualifications. The Nominating Committee did not meet during the year ending December 31, 2010.

The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

Board’s Oversight Role in Management

The Board’s role in management of the Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk).

As part of its oversight, each Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the six Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Vice President and Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

For the year ended December 31, 2010, the following trustees, received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

		Pension or	Total Compensation
	Aggregate	Retirement Benefits	from The Royce	Total Compensation
	Compensation	Accrued As Part of Trust	Funds paid to	from Fund
Name	from the Trust	Expenses	Trustees/Directors	Complex*
Patricia W.	$110,000	N/A	$150,000	$150,000
Chadwick, Trustee

Richard M. Galkin,	$110,000	N/A	$150,000	$150,000
Trustee

Stephen L. Isaacs,	$110,000	N/A	$150,000	$150,000
Trustee

Arthur S. Mehlman,	$110,000	N/A	$150,000	$295,000
Trustee

David L. Meister,	$110,000	N/A	$150,000	$150,000
Trustee

G. Peter O’Brien,	$110,000	N/A	$150,000	$281,250
Trustee
____________________
* Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2010 from the Fund Complex. The Fund Complex includes the 35 portfolios of The Royce Funds and the 16 portfolios of the Legg Mason Funds.

Effective January 1, 2011, each of the non-interested Trustees receives a fee of $96,000 per year for serving on the Trust’s Board of Trustees plus $6,500 for each meeting of the Board attended.

Information Concerning Royce

On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of December 31, 2010,

Legg Mason’s asset management subsidiaries had aggregate assets under management of approximately $671 billion.

PRINCIPAL HOLDERS OF SHARES

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As of February 1, 2012, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund Investment Class

National Financial Services	81,683,198	Record	20.67%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	50,233,207	Record	12.71%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	24,634,442	Record	6.23%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund Consultant Class

Citigroup Global Markets	26,439,218	Record	39.10%
House Account
700 Reed Brook Blvd.
Owings Mills, MD 21117-5184

Royce Pennsylvania Mutual Fund Service Class

National Financial Services	18,345,206	Record	47.83%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Pershing LLC	4,599,366	Record	11.99%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co., Inc.	3,946,243	Record	10.29%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151
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	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund R Class

ING Life Insurance Annuity Co.	182,810	Record	7.91%
1 Orange Way
Windsor, CT 06095-4773

Royce Pennsylvania Mutual Fund K Class

Nationwide Trust Company FSB	183,277	Record	25.05%
c/o IPO Portfolio Accounting
P.O. Box 180229
Columbus, OH 43218-2029

Orchard Trust Co. LLC FBO	127,762	Record	17.32%
Putnam Inv.
FBO Recordkeeping for Various Benef
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MLPF&S For The Sole Benefit of	103,075	Record	14.09%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

MG Trust Company Cust. FBO	57,039	Record	7.80%
LB&B Associates Inc Retirement Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

MG Trust Company Cust. FBO	53,099	Record	7.26%
LB&B Associates Inc 401(K) Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

Wells Fargo Bank FBO Various Plans	47,804	Record	6.53%
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076

Orchard Trust Co. TTEE	37,505	Record	5.13%
Employee Benefits Clients 401K
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002
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
	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund Institutional Class

Vanguard Fiduciary Trust Company	10,544,747	Record	47.24%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

District of Columbia Annuitants	3,464,945	Record	15.52%
Health & Life Insurance Employer
Contribution Trust Fund
Office of Finance and Treasury
1101 4th St SW, Suite 800
Washington, DC 20024-4461

State Street Bank as TTEE for Nestle	2,647,545	Record	11.86%
in the USA Savings Trust
1 Lincoln St.
Boston, MA 02111-2901

State of Colorado College Invest.	1,906,159	Record	8.54%
Equity Portfolio Scholars
Choice Savings Program
Attn: Steve Bleiberg
620 8th Avenue, Flr. 49
New York, NY 10018-1618

State of Colorado College Invest.	1,300,993	Record	5.83%
Portfolio 4 Scholars
Choice Savings Program
Attn: Steve Bleiberg
620 8th Avenue, Flr. 49
New York, NY 10018-1618

Royce Micro-Cap Fund Investment Class

Charles Schwab & Co., Inc.	12,123,336	Record	19.53%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	7,924,902	Record	12.77%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Citigroup Global Markets Inc.	7,222,609	Record	11.64%
388 Greenwich Street
New York, NY 10013-2375

Pershing LLC	4,860,792	Record	7.83%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	4,637,125	Record	7.47%
Attn: Department Mgr
1000 Harbor Blvd., Flr. 8
Weehawken, NJ 07086-6761

Royce Micro-Cap Fund Consultant Class

Citigroup Global Markets	4,304,982	Record	42.37%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	513,946	Record	5.06%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Micro-Cap Fund Service Class

National Financial Services	3,219,096	Record	38.09%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,422,857	Record	16.84%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	1,271,950	Record	15.05%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Genworth Financial Trust Co.	765,022	Record	9.05%
FBO Genworth Financial Wealth Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

New York Life Trust Company	432,019	Record	5.11%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

Royce Premier Fund Investment Class

Charles Schwab & Co., Inc.	63,548,596	Record	25.86%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	36,292,264	Record	14.77%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Citigroup Global Markets Inc.	27,684,654	Record	11.27%
388 Greenwich Street
New York, NY 10013-2375

UBS WM USA	15,800,989	Record	6.43%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Premier Fund Service Class

National Financial Services	9,935,976	Record	28.80%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

ICMA Retirement Services	6,208,383	Record	18.00%
Vantage Trust NAV
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Morgan Stanley Smith Barney	3,194,443	Record	9.26%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Saxon and Co.	2,277,964	Record	6.60%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

ICMA Retirement Services	2,155,908	Record	6.25%
Vantage Trust UNITIZED
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Charles Schwab & Co., Inc.	2,042,222	Record	5.92%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund Institutional Class

National Financial Services	15,692,872	Record	35.91%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

JP Morgan Chase Bank	7,464,425	Record	17.08%
c/o JPM/AC RPS
The Interpublic Group of Co. Inc.
Savings Plan 01/01/2003
Attn: Management Reporting Team
P.O. Box 419784
Kansas City, MO 64141-6784

State Street Bank and Trust TFEE	4,978,461	Record	11.39%
UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

The Northern Trust Company	2,601,270	Record	5.95%
as Trustee FBO Nortel - DV
P.O. Box 92994
Chicago, IL 60675-0001

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Premier Fund W Class

Prudential Investment Management	19,711,673	Record	66.22%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop 194-201
3 Gateway Center - Suite 11
Newark, NJ 07102-4000

Royce Premier Fund R Class

ING National Trust	608,822	Record	43.70%
1 Orange Way
Windsor, CT 06095-4773

Charles Schwab & Co., Inc.	180,254	Record	12.94%
Special Custody A/C
FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

ING Life Insurance Annuity Co.	136,435	Record	9.79%
1 Orange Way
Windsor, CT 06095-4773

TD Ameritrade Trust Company	75,093	Record	5.39%
P.O. Box 17748
Denver, CO 80217-0748

Royce Premier Fund Consultant Class

Citigroup Global Markets	1,487,647	Record	42.05%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Janney Montgomery Scott LLC	195,933	Record	5.54%
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1628

UBS WM USA	182,543	Record	5.16%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Raymond James	178,618	Record	5.05%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Premier Fund K Class

Nationwide Trust Company FSB	282,810	Record	26.50%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Orchard Trust Co. LLC	232,689	Record	21.80%
TRUST/CUST Retirement Plans
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

Orchard Trust Co. TTEE	93,981	Record	8.81%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Charles Schwab & Co., Inc.	80,090	Record	7.51%
Special Custody A/C FBO
Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

ING	54,465	Record	5.10%
Framework
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4163

Royce Low-Priced Stock Fund Service Class

Charles Schwab & Co., Inc.	4,716,588	Record	29.01%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151


	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

National Financial Services	44,786,518	Record	26.13%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Low-Priced Stock Fund Institutional Class

National Financial Services	44,079,731	Record	61.94%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

State Street Bank & Trust Co.	12,726,076	Record	17.88%
Ford Motor Co. Mast TR Fund
105 Rosemont Rd.
Westwood, MA 02090-2318

Royce Low-Priced Stock Fund Investment Class

Andrew F. Levesque TTEE	4,929,186	Record	25.55%
Prudential Bank and Trust
FBO New York Metro Transit
218 Trumbull St.
Hartford, CT 06103-3509

National Financial Services	3,733,736	Record	19.35%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Prudential Investment Management	2,116,479	Record	10.97%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop NJ 05-11-20
3 Gateway Ctr, Ste. 11
Newark, NJ 07102-4000

MLPF&S For the Sole Benefit of	1,804,130	Record	9.35%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	1,578,150	Record	8.18%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Low-Priced Stock Fund R Class

DCGT As Trustee and/or Cust	150,420	Record	29.09%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Orchard Trust co. LLC	64,095	Record	12.40%
FBO Putnam Inv.
FBO Recordkeeping for Various
Benef.
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Dan Gold, Lars Bader, Nicholas	27,895	Record	5.39%
Brumm, Tracy Fu FBO
QVT Financial LP 401K PSP
1177 Ave. of the Americas, 9th Fl.
New York, NY 10036-2714

PIMS/Prudential Retirement	26,965	Record	5.22%
As Nominee for the TTEE/Cust.
PL 720 Orange Cty. Water District
18700 Ward Street
Fountain Valley, CA 92708-6930

Royce Low-Priced Stock Fund K Class

Nationwide Trust Company FSB	263,120	Record	26.98%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

DCGT as Ttee and/or Cust	176,737	Record	18.12%
FBO Principal Financial Group
Qualified Prin Advtg Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Frontier Trust Company FBO	102,533	Record	10.51%
Colorado Rockies 401K Svngs
P.O. Box 10758
Fargo, ND 58106-0758

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

DCGT as Ttee and/or Cust	61,381	Record	6.29%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

T. Rowe Price Trust Co.	59,500	Record	6.10%
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215

Pershing LLC	5,364	Record	5.37%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Total Return Fund Investment Class

Charles Schwab & Co. Inc.	57,024,081	Record	23.38%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	46,028,336	Record	18.87%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	22,651,794	Record	9.29%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Total Return Fund Consultant Class

Citigroup Global Markets	11,595,703	Record	45.55%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Royce Total Return Fund Service Class

Charles Schwab & Co. Inc.	3,883,704	Record	17.31%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

National Financial Services	3,758,940	Record	16.75%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Vanguard Fiduciary Trust Company	3,326,082	Record	14.82%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Massachusetts Mutual Insurance Co.	1,147,168	Record	5.11%
1295 State Street
Springfield, MA 01111-0001

Royce Total Return Fund Institutional Class

Charles Schwab & Co. Inc.	5,056,684	Record	16.43%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	4,784,111	Record	15.54%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

State Street Bank & Trust Company	3,890,816	Record	12.64%
FBO Cummins Inc. & Affiliates
Retirement & Savings Plan
Master Trust
1 Heritage Drive
Quincy, MA 02171-2105

Wilmonton Trust RISC TEE FBO	2,759,011	Record	8.96%
Group Health Permanent
401K SD/MPG
P.O. Box 52129
Phoenix, AZ 85072-2129

Vanguard Fiduciary Trust Company	2,713,264	Record	8.81%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

New York Life Trust Company	1,564,168	Record	5.08%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

Royce Total Return Fund W Class

Prudential Investment Management	10,342,391	Record	97.94%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop 194-201
3 Gateway Center, Suite 11
Newark, NJ 07102-4000

Royce Total Return Fund R Class

Hartford Life Ins. Co.	888,229	Record	31.24%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING National Trust	485,401	Record	17.07%
1 Orange Way
Windsor, CT 06095-4773

Capital Bank & Trust Company TTEE	238,607	Record	8.39%
F Meyer Tool Inc 401K & PSP
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Hartford Securities Distrib. Co. Inc.	157,919	Record	5.55%
As Agent for Reliance Tr. Co.
FBO Agents Plan Customers
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Total Return Fund K Class

Great West Life & Annuity	12,758,925	Record	71.35%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Orchard Trust Co. TTEE	2,546,679	Record	14.24%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Heritage Fund Consultant Class

Citigroup Global Markets	513,166	Record	40.23%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	170,757	Record	13.39%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Heritage Fund Investment Class

Citigroup Global Markets Inc.	268,537	Record	16.30%
388 Greenwich Street
New York, NY 10013-2375

Charles Schwab & Co., Inc.	249,666	Record	15.16%
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments, LLC	147,253	Record	8.94%
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

National Financial Services	104,970	Record	6.37%
FEBO Our Customers
200 Liberty St., 1 World Trade Ctr.
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Prudential Investment Management	94,107	Record	5.71%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop NJ 05-11-20
3 Gateway Center - Suite 11
Newark, NJ 07102-4000

Bea & Company Partnership	82,683	Record	5.02%
P.O. Box 100
Beatrice, NE 68310-0100

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Heritage Fund Service Class

Charles Schwab & Co. Inc.	6,309,386	Record	37.93%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Heritage Fund R Class

National Financial Services	114,481	Record	26.50%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Capital Bank & Trust Company TTEE	68,297	Record	15.81%
F Bond Auto Parts Inc PSP 401K
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Frontier Trust Company FBO	38,381	Record	8.89%
Professional Anesthesia Consultants
P.O. Box 10758
Fargo, ND 58106-0758

FIIOC FBO	27,679	Record	6.41%
Advance Reproduction Corp.
100 Magellan Way
Covington, KY 41015-1999

Royce Heritage Fund K Class

Nationwide Trust Company FSB	515,948	Record	65.32%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

State Street Bank	68,180	Record	8.63%
FBO ADP Access 401K Plan
1 Lincoln St.
Boston, MA 02111-2901

Fidelity Investments Institutional	63,963	Record	8.10%
Operations Company Inc. FBO
Global Partners LP 401K Savings &
Profit Sharing Plan
100 Magellan Way
Covington, KY 41045-1999

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Capital Bank & Trust Company TTEE	49,897	Record	6.32%
F Nichols Consulting Engineers
CHTD 4
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Opportunity Fund Investment Class

Charles Schwab & Co. Inc.	13,511,821	Record	16.01%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	13,202,690	Record	15.64%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

John Hancock Life Insurance	12,460,009	Record	14.76%
Co. USA
SEG Funds & Accounting ET7
601 Congress Street
Boston, MA 02210-2804

Pershing LLC	5,242,003	Record	6.21%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund Service Class

National Financial Services	9,851,026	Record	60.49%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,479,424	Record	9.08%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Vanguard Fiduciary Trust Company	1,147,768	Record	7.05%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Opportunity Fund Institutional Class

The Northern Trust Co.	24,380,499	Record	44.73%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

Reliance Trust Company	8,955,503	Record	16.43%
FBO North Shore Long Island
Jewish Health System 403B Plan
c/o Fascorp.
8515 E. Orchard Rd, 2T2
Greenwood Vlg, CO 80111-5002

National Financial Services	6,346,943	Record	11.64%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

MLPF&S For the Sole Benefit of	2,828,227	Record	5.19%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

Royce Opportunity Fund Consultant Class

Citigroup Global Markets	427,978	Record	35.08%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	194,400	Record	15.94%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	83,711	Record	6.86%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund R Class

ING National Trust	59,277	Record	19.01%
1 Orange Way
Windsor, CT 06095-4773

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

DCGT As TTEE and/or Cust	32,514	Record	10.43%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

ING	30,949	Record	9.93%
Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162

MG Trust Co. as the Agent for NTC &	22,809	Record	7.32%
Co., Custodian FBO Syncroness, Inc.
P.O. Box 5508
Denver, CO, 80217-5508

DCGT As TTEE and/or Cust	20,729	Record	6.65%
FBO Principal Financial Group
Qualified Prin Advtg Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Opportunity Fund K Class

National Financial Services	466,448	Record	66.65%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Nationwide Trust Company FSB	105,487	Record	15.07%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

ING National Trust	39,161	Record	5.60%
1 Orange Way
Windsor, CT 06095-4773

Royce Special Equity Fund Service Class

Charles Schwab & Co. Inc.	2,334,279	Record	20.54%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Pershing LLC	1,339,861	Record	11.79%
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney	1,224,345	Record	10.77%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,143,154	Record	10.06%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

DCGT as Ttee and/or Cust	720,121	Record	6.34%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Special Equity Fund Investment Class

National Financial Services	17,679,131	Record	20.40%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	13,322,473	Record	15.38%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	8,446,162	Record	9.75%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	5,420,438	Record	6.26%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Special Equity Fund Institutional Class

The Northern Trust Company	5,252,565	Record	20.84%
FBO Morgan Stanley-DV
P.O. Box 92994
Chicago, IL 60675-2994

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Automatic Data Processing Inc.	3,214,283	Record	12.75%
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

Lauer & Co. Partnership	3,139,549	Record	12.46%
c/o The Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

State Street Bank & Trust co. TTEE	2,659,351	Record	10.55%
Glaxo Smith Kline Retirement
Savings Plan UA DTD 06/26/1989
2 Avenue De Lafayette Ste. 2
Boston, MA 02111-1748

National Financial Services	2,376,427	Record	9.43%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

The Northern Trust company as	1,485,597	Record	5.90%
Trustee
FBO Morgan Stanley 401(K)
Savings - DV
P.O. Box 92994
Chicago, IL 60675-2994

Charles Schwab & Co. Inc.	1,273,529	Record	5.05%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Special Equity Fund Consultant Class

Citigroup Global Markets	919,580	Record	34.25%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	350,165	Record	13.04%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	229,951	Record	8.57%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

UBS WM USA	218,954	Record	8.16%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Value Fund Service Class

National Financial Services	33,231,597	Record	34.14%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	23,701,614	Record	24.35%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	5,759,945	Record	5.92%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Value Fund Consultant Class

Citigroup Global Markets	1,179,368	Record	34.35%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Stifel Nicolaus & Co. Inc.	315,561	Record	9.19%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2131

Raymond James	265,997	Record	7.75%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Value Fund Investment Class

Prudential Investment Management	4,859,342	Record	23.80%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop NJ 05-11-20
3 Gateway Ctr., Ste. 11
Newark, NJ 07102-4000

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

MLPF&S For the Sole Benefit of	3,230,629	Record	15.82%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	1,589,474	Record	7.78%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Citigroup Global Markets, Inc.	1,235,896	Record	6.05%
388 Greenwich Street
New York, NY 10013-2375

Pershing LLC	1,187,871	Record	5.82%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	1,124,077	Record	5.51%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Value Fund Institutional Class

Legg Mason Partners Lifestyle	4,144,941	Record	24.17%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	1,968,915	Record	11.48%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

DWS Trust Company	1,789,891	Record	10.44%
FBO Deutshe Bank Matched
Savings Plan
Attn: Share Recon Dept.
P.O. Box 1757
Salem, NH 03079-1143

Polish American Freedom	1,074,360	Record	6.27%
Foundation
410 Park Avenue, 15th Fl.
New York, NY 10022-4407

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Legg Mason Partners Lifestyle	979,749	Record	5.71%
Series Inc. Allocation 50%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

State Street Bank & Trust Co.	924,084	Record	5.39%
South Dakota Higher Education Trust
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Royce Value Fund R Class

Hartford Life Ins. Co.	1,937,197	Record	61.04%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING Life Insurance Annuity Co.	530,520	Record	16.72%
1 Orange Way
Windsor, CT 06095-4773

Royce Value Fund K Class

Hartford Life Ins. Co.	538,358	Record	33.78%
Separate Account
Attn: UIT Operations
P.O. Box 299
Hartford, CT 06104-2999

ING Life Insurance Annuity Co.	348,832	Record	21.89%
1 Orange Way
Windsor, CT 06095-4773

Nationwide Trust Company FSB	231,927	Record	14.55%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Hartford Securities Distrib. Co. Inc.	150,114	Record	9.42%
As Agent for Reliance Tr. Co.
FBO Agents Plan Customers
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Value Plus Fund Service Class

National Financial Services	43,063,313	Record	37.74%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	26,208,412	Record	22.97%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund Institutional Class

National Financial Services	12,488,776	Record	60.52%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,270,779	Record	11.00%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund Investment Class

Prudential Investment Management	6,981,422	Record	29.51%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop NJ 05-11-20
3 Gateway Ctr., Ste. 11
Newark, NJ 07102-4000

Charles Schwab & Co. Inc.	5,194,789	Record	21.96%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,883,074	Record	7.96%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor

Calhoun & Co.	1,300,781	Record	5.50%
P.O. Box 75000 MC 3446
Detroit, MI 48275-0001

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Value Plus Fund Consultant Class

Citigroup Global Markets	730,936	Record	43.04%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Royce Value Plus Fund R Class

Charles Schwab & Co. Inc.	23,697	Record	25.49%
Reinvest Acount
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Orchard Trust Co. TTEE	18,485	Record	19.88%
Employee Benefits Clients
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Frontier Trust Company FBO	12,303	Record	13.23%
Ability Network Services, Inc.
401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Cary Street Partners Holdings TTEE	9,406	Record	10.12%
Cary Street Partners Holdings 401K
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Frontier Trust Company FBO Horizon	5,560	Record	5.98%
Consultants, Inc. 401(K) Pr
P.O. Box 10758
Fargo, ND 58106-0758

Royce Value Plus Fund K Class

Nationwide Trust Company FSB	31,523	Record	54.96%
c/o IPO Portfolio Accounting
P.O Box 182029
Columbus, OH 43218-2029

Charles Schwab & Co. Inc.	7,812	Record	13.62%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

MG Trust Company Cust. FBO East	5,645	Record	9.84%
Cooper Plastic Surgery 401K RE
700 17th Street - Suite 300
Denver, CO 80202-3531

MLPF&S For the Sole Benefit of	3,038	Record	5.30%
Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Royce 100 Fund Service Class

Charles Schwab & Co. Inc.	15,015,785	Record	42.73%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	6,905,478	Record	19.65%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	3,099,626	Record	8.82%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	2,530,076	Record	7.20%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce 100 Fund Investment Class

Charles Schwab & Co. Inc.	2,606,799	Record	36.57%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Citigroup Global Markets	750,918	Record	10.53%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	713,345	Record	10.01%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Equitable Trust Company 3	444,906	Record	6.24%
4400 Harding Road, Suite 310
Nashville, TN 37205-2315

Royce 100 Fund R Class

Frontier Trust Company FBO	59,941	Record	17.54%
Reser’s Fine Foods, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	29,090	Record	8.51%
Brown Wood Preserving Co.
Inc. Ret.
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	18,821	Record	5.51%
Chicago Systems Group 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Royce 100 Fund K Class

Nationwide Trust Company FSB	139,326	Record	33.55%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Wilmington Trust RISC Cust FBO	48,983	Record	11.80%
Cobalt Mortgage 401K Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

Fidelity Investments Institutional	45,253	Record	10.90%
Operations Company Inc. FBO
Hampshire Fire Protection Co. Inc.
401K Profit Sharing Plan
100 Magellan Way
Covington, KY 41015-1999

Wilmington Trust Risc TTEE FBO	43,395	Record	10.45%
Washington Federal 401K and
Employee Stock Ownership Plan and T
P.O. Box 52129
Phoenix, AZ 85072-2129

New York Life Trust Company	41,194	Record	9.92%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

FIIOC FBO CSS Industries Inc.	36,326	Record	8.75%
Office and Management Employees
401(K) Pl.
100 Magellan Way
Covington, KY 51015-1999

Royce Discovery Fund Service Class

Charles Schwab & Co. Inc.	162,028	Record	22.84%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Family Investments LLC	103,574	Record and	14.60%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles M. Royce	98,521	Record and	13.89%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Financial Services Fund Service Class

Charles Schwab & Co. Inc.	631,158	Record	25.79%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Pershing LLC	414,755	Record	16.95%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	300,065	Record	12.26%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Prudential Investment Management	134,843	Record	5.51%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop NJ 05-11-20
3 Gateway Ctr., Ste. 11
Newark, NJ 07102-4000

Royce Family Investments LLC	130,325	Record and	5.33%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Dividend Value Fund Service Class

Charles Schwab & Co., Inc.	3,776,378	Record	11.72%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	3,316,163	Record	10.30%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	2,039,398	Record	6.33%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Raymond James	1,834,889	Record	5.70%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Dividend Value Fund Investment Class

LPL Financial	5,931,162	Record	43.07%
9785 Towne Centre Drive
San Diego, CA 92121-1968

National Financial Services Corp.	2,370,182	Record	17.21%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

Raymond James	1,329,638	Record	9.66%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

SEI Private Trust Co.	989,126	Record	7.18%
Att: Mutual Fund Admin.
c/o Gibraltar Bank
1 Freedom Valley Dr.
Oaks, PA 19456-9989

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Janney Montgomery Scott LLC	861,013	Record	6.25%
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1675

Royce Select Fund I Investment Class

Charles Schwab & Co., Inc.	1,387,441	Record	50.24%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Keybank NA	159,955	Record	5.79%
P.O. Box 94871
Cleveland, OH 44101-4871

Royce Select Fund II Investment Class

Royce Family Investments LLC	88,654	Record and	26.29%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	58,955	Record	17.48%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade	32,136	Record	9.53%
P.O. Box 2226
Omaha, NE 68103-2226

John David Roven	27,868	Record and	8.26%
Houston, TX 77018-8018		Beneficial

Royce Global Select Fund Investment Class

Wendel & Co.	377,343	Record	26.16%
c/o The Bank of New York
Mutual Fund Reorg. Dept.
Wall Street Station
P.O. Box 1066
New York, NY 10268-1066

Pershing LLC	138,704	Record	9.62%
1 Pershing Plaza
Jersey City, NJ 07399-0002

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	114,314	Record	7.93%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

W. Whitney George	97,422	Record and	6.75%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Global Value Fund Service Class

Charles Schwab & Co. Inc.	2,684,674	Record and	26.58%
Reinvest Account		Beneficial
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

UBS WM USA	1,087,928	Record	10.77%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

National Financial Services	946,461	Record	9.37%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	748,291	Record	7.41%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	590,980	Record	5.85%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Global Value Fund Investment Class

Genworth Financial Trust Co.	3,373,793	Record	28.62%
FBO Genworth Financial Wealth
Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

National Financial Services	2,027,400	Record	17.20%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	1,715,802	Record	14.55%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Citigroup Global Markets	1,570,156	Record	13.32%
House Account
700 Reed Brook Blvd.
Owings Mills, MD 21117-5184

Prudential Investment Management	642,619	Record	5.45%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop NJ 05-11-20
3 Gateway Ctr., Ste. 11
Newark, NJ 07102-4000

Royce Global Value Fund Consultant Class

Citigroup Global Markets	651,729	Record	40.60%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Stifel Nicolaus & Co. Inc.	100,803	Record	6.28%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2188

Raymond James	84,720	Record	5.28%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce European Smaller-Companies Fund Service Class

Charles Schwab & Co. Inc.	690,458	Record	38.41%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

National Financial Services	278,315	Record	15.48%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

TD Ameritrade Inc. for the Exclusive	233,800	Record	13.01%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Charles M. Royce	108,822	Record and	6.05%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Pershing LLC	96,201	Record	5.35%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce SMid-Cap Value Fund Service Class

National Financial Svcs. Corp.	219,376	Record	22.41%
FEBO Our Customers
200 Liberty St.
New York, NY10281-1003

Pershing LLC	102,090	Record	10.43%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Family Investments LLC	100,609	Record and	10.28%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Charles Schwab & Co. Inc.	95,231	Record	9.73%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

W. Whitney George	75,280	Record and	7.69%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce SMid-Cap Select Fund Investment Class

Royce Family Investments LLC	76,711	Record and	67.52%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Christopher Z Ou & Irene Wan	11,708	Record and	10.31%
Hong Lam JT WROS		Beneficial
McKinney, TX 75070-4718

Steve G. McBoyle	9,621	Record and	8.47%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank and Trust Co. CUST	6,623	Record	5.83%
IRA R/O Thomas James Legg
Keymar, MD 21757-9719

State Street Bank and Trust Co. CUST	5,812	Record	5.12%
IRA Peter H. Vandenberg
Milwaukee, WI 53217-4633

Royce International-Smaller Companies Fund Service Class

National Financial Services FEBO	633,580	Record	29.97%
Our Customers
200 Liberty St., 1 World Fin Ctr.
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Charles Schwab & Co., Inc.	294,097	Record	13.91%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	225,358	Record and	10.66%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

BNY Mellon Investment Servicing	193,095	Record	9.13%
Inc.
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

TD Ameritrade Inc.	188,339	Record	8.91%
P.O. Box 2226
Omaha, NE 68103-2226

Raymond James	155,610	Record	7.36%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Focus Value Fund Service Class

W. Whitney George	147,759	Record and	23.48%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Charles Schwab & Co., Inc.	121,305	Record	19.28%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

George U. Wyper	79,886	Record and	12.69%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Meredith M. George	50,685	Record and	8.05%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Stifel Nicholaus & Co. Inc.	43,677	Record and	6.94%
Exclusive Benefit of Customers		Beneficial
501 N. Broadway
St. Louis, MO 63102-2131

Royce Partners Fund Service Class

Royce Family Investments LLC	89,380	Record and	55.19%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Michael Hveem TTEE	34,238	Record and	21.14%
Marilyn J. Royce 2002 Trust		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	10,148	Record	6.27%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Mid-Cap Fund Service Class

James F. Hartman & Janet L.	172,336	Record and	33.38%
Hartman JT WROS		Beneficial
Bonita Springs, FL 34134-6718

National Financial Services	62,743	Record	12.15%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

State Street Bank & Trust Co.	58,397	Record and	11.31%
Cust. IRA James T. Stoeffel		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

W. Whitney George	51,907	Record and	10.05%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank & Trust Co.	38,209	Record and	7.40%
Cust. IRA Carl Degnan Brown		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank & Trust Co.	38,209	Record and	7.40%
Cust. IRA Brendan James Hartman		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Pershing LLC	38,032	Record	7.37%
1 Pershing Plaza
Jersey City, NJ 07399-0001

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

State Street Bank & Trust Co.	36,367	Record and	7.04%
Cust. IRA Brendan James Hartman		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Opportunity Select Fund Investment Class

Blanche I. Hench &	124,183	Record and	61.35%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Boniface A. Zaino	10,419	Record and	5.12%
Alison H. Zaino JT WROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Global Dividend Value Fund Service Class

Charles Schwab & Co., Inc.	249,714	Record	33.54%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

LPL Financial	138,314	Record	18.58%
9785 Towne Centre Drive
San Diego, CA 92121-1968

National Financial Services	89,808	Record	12.06%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

TD Ameritrade Inc. for the Exclusive	68,135	Record	9.15%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Family Investments LLC	65,616	Record and	8.81%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce International Premier Fund Service Class

Charles Schwab & Co., Inc.	214,754	Record	46.49%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	77,998	Record and	16.88%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

George U. Wyper	50,392	Record and	10.91%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

TD Ameritrade Inc. for the Exclusive	28,373	Record	6.14%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce International Micro-Cap Fund Service Class

Charles Schwab & Co., Inc.	65,994	Record	14.34%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	64,144	Record	13.94%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles M. Royce	54,516	Record and	11.85%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

TD Ameritrade Inc. for the Exclusive	30,040	Record	6.53%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Jack E. Fockler Jr. & Cheryl L.	30,025	Record and	6.52%
Fockler Jr. TTEES		Beneficial
Jack E. Fockler Jr. UA
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Cheryl L. Fockler Rev. Trust & Jack	30,025	Record and	6.52%
E. Fockler Jr. TTEES		Beneficial
Cheryl L. Fockler Rev. Trust UA
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Michael Hveem TTEE	25,419	Record and	5.52%
Marilyn J. Royce 2002 Trust		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

LPL Financial	23,247	Record	5.05%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Royce Special Equity Multi-Cap Fund Service Class

National Financial Services	1,963,503	Record	46.86%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Vincent Meyer	471,834	Record	11.26%
Les Fils Dreyfus & Cie SA
Banquiers Aeschenvorstadt 16
4002 Basel Switzerland

Charles Schwab & Co., Inc.	425,837	Record	10.16%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	298,880	Record	7.13%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the Exclusive	268,882	Record	6.42%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

As of February 1, 2012, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.


		Approximate
Fund	Class	Percentage owned
Royce Heritage Fund	Investment	17.75%
Royce Opportunity Fund	Consultant	3.39%
Royce Opportunity Fund	Institutional	1.28%
Royce Value Fund	Investment	1.20%
Royce Value Fund	Institutional	1.41%
Royce 100 Fund	Investment	5.88%
Royce 100 Fund	R	3.12%
Royce Discovery Fund	Service	55.78%
Royce Financial Services Fund	Service	12.95%
Royce Dividend Value Fund	Investment	2.74%
Royce Select Fund I	Investment	10.02%
Royce Select Fund II	Investment	44.26%
Royce Global Select Fund	Investment	11.61%
Royce Global Value Fund	Service	1.67%
Royce Global Value Fund	Investment	1.66%
Royce European Smaller-Companies Fund	Service	6.65%
Royce SMid-Cap Value Fund	Service	18.97%
Royce SMid-Cap Select Fund	Investment	78.78%
Royce International Smaller-Companies Fund	Service	12.57%
Royce Focus Value Fund	Service	70.91%
Royce Mid-Cap Fund	Service	36.83%
Royce Partners Fund	Service	82.15%
Royce Opportunity Select Fund	Investment	67.46%
Royce Special Equity Multi-Cap Fund	Service	5.51%
Royce Global Dividend Value Fund	Service	10.31%
Royce International Premier Fund	Service	29.15%
Royce International Micro-Cap Fund	Service	38.59%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

Percentage Per Annum
Fund	of Fund’s Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000 and
.75% of any additional average net assets

Royce Premier Fund	1.00% of first $2,000,000,000,
Royce Total Return Fund	.95% of next $2,000,000,000 and
Royce Heritage Fund	.90% of next $2,000,000,000,
Royce Opportunity Fund	.85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund
Royce Value Plus Fund
Royce 100 Fund
Royce Discovery Fund
Royce Financial Services Fund

Royce Dividend Value Fund	1.00% of first $2,000,000,000,
Royce SMid-Cap Value Fund	.95% of next $2,000,000,000 and
Royce Focus Value Fund	.90% of next $2,000,000,000,
Royce Partners Fund	.85% of any additional average net assets
Royce Mid-Cap Fund
Royce Special Equity Multi-Cap Fund

Royce Micro-Cap Fund	1.30% of first $2,000,000,000,
Royce International Micro-Cap Fund	1.25% of next $2,000,000,000,
1.20% of next $2,000,000,000 and
1.15% of any additional average net assets

Royce Low-Priced Stock Fund	1.15% of first $2,000,000,000,
1.10% of next $2,000,000,000,
1.05% of next $2,000,000,000 and
1.00% of any additional average net assets

Royce Global Value Fund	1.25% of first $2,000,000,000,
Royce European Smaller-Companies Fund	1.20% of next $2,000,000,000,
Royce International Smaller-Companies Fund	1.15% of next 2,000,000,000 and
Royce Global Dividend Value Fund	1.10% of any additional average net assets
Royce International Premier Fund

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Heritage, Royce Opportunity, Royce Special Equity, Royce Value, Royce Value Plus, Royce 100, Royce Dividend Value and Royce Global Value Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust’s Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.

Under its Investment Advisory Agreements with Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund, each Fund pays Royce a performance fee. See “Management of the Fund” in the Funds’ Prospectuses for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce’s obligation to pay the Fund’s ordinary operating expenses.

For each of the three years ended December 31, 2008, 2009 and 2010, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce Pennsylvania Mutual Fund
2008	$29,546,837	-
2009	28,127,149	-
2010	40,852,642	-

Royce Micro-Cap Fund
2008	10,789,439	-
2009	10,041,462	-
2010	15,235,767	-

Royce Premier Fund
2008	43,747,734	-
2009	39,290,968	-
2010	54,303,172	-

Royce Low-Priced Stock Fund
2008	40,028,149	-
2009	31,952,913	-
2010	41,820,890	-

Royce Total Return Fund
2008	45,815,875	-
2009	34,080,026	-
2010	41,294,432	-

Royce Heritage Fund
2008	1,033,209	-
2009	1,332,969	-
2010	2,302,355	-

Royce Opportunity Fund
2008	17,489,117	-
2009	12,983,501	-
2010	18,753,553	-

Royce Special Equity Fund
2008	5,066,593	-
2009	7,941,681	-
2010	16,333,016	-

Royce Value Fund
2008	9,830,563	-
2009	10,934,125	-
2010	15,560,090	-

Royce Value Plus Fund
2008	26,130,183	-
2009	24,674,638	-
2010	30,723,547	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce 100 Fund
2008	$468,648	$4,176
2009	1,246,529	-
2010	3,302,517	-

Royce Discovery Fund
2008	-	32,206
2009	-	25,295
2010	-	30,860

Royce Financial Services Fund
2008	12,677	65,645
2009	49,893	67,986
2010	68,967	57,441

Royce Dividend Value Fund
2008	22,826	40,720
2009	74,975	63,568
2010	647,038	-

Royce Select Fund I
2008	14,485	-
2009	-	-
2010	1,155,328	-

Royce Select Fund II
2008	-	-
2009	-	-
2010	106,575	-

Royce Global Select Fund
2008	33,417	-
2009	-	-
2010	348,036	-

Royce Global Value Fund
2008	369,437	50,392
2009	411,336	56,834
2010	854,770	-

Royce European Smaller-Companies
Fund
2008	18,383	75,152
2009	-	58,915
2010	33,068	79,498

Royce SMid-Cap Value Fund
2008	35,453	41,016
2009	37,946	44,683
2010	5,756	45,410

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce SMid-Cap Select Fund
2008	$2,711	-
2009	-	-
2010	7,367	-

Royce International Smaller-Companies Fund
2008*	-	$11,161
2009	-	56,061
2010	77,942	85,757

Royce Focus Value Fund
2009**	-	25,777
2010	50,515	16,311

Royce Partners Fund
2009***	-	8,618
2010	-	15,352

Royce Mid-Cap Fund
2010****	2,968	34,081

Royce Opportunity Select Fund	61,681	-
2010*****
__________________
*For the period July 1, 2008 (commencement of operations) to December 31, 2008
**For the period March 2, 2009 (commencement of operations) to December 31, 2009
***For the period April 28, 2009 (commencement of operations) to December 31, 2009
****For the period January 4, 2010 (commencement of operations) to December 31, 2010
*****For the period September 1, 2010 (commencement of operations) to December 31, 2010

ADMINISTRATION AGREEMENT

Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Funds’ Board of Trustees, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2010 and December 31, 2009, Royce received $3,606,825 and $3,154,376, respectively, in reimbursements from series of The Royce Fund.

PORTFOLIO MANAGERS

The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each of the Fund’s Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (“Portfolio Managers”), including investments by their immediately family members sharing the same household and amounts invested through retirement and deferred compensation plans. Except as described in the footnotes to the table, information in the table is provided as of December 31, 2010, The Royce Fund’s most recent fiscal year end.

Portfolio Manager Investments in Each Fund

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Pennsylvania Mutual Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Micro-Cap Fund
Jenifer L. Taylor (Portfolio Manager)	$500,001 - $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
David A. Nadel (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Premier Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Low-Priced Stock Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
James A. Skinner (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Total Return Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
George Necakov (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Christopher E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Heritage Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Portfolio Manager)	$50,001 - $100,000	$100,001 - $500,000
Christopher D. Clark (Assistant Portfolio Manager)	None	None
Steven G. McBoyle (Assistant Portfolio Manager)	None	None

Royce Opportunity Fund
Boniface A. Zaino (Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	None	$100,001 - $500,000

Royce Value Plus Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
W. Whitney George (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce 100 Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Discovery Fund
George Necakov (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James J. Harvey (Co-Portfolio Manager)	None	None
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1.000,000

Royce Financial Services Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000***	$100,001 - $500,000***
Christopher E. Flynn (Assistant Portfolio Manager)	None	None

Royce Dividend Value Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	None	$10,001 - $50,000
Francis D. Gannon (Assistant Portfolio Manager)	None	None

Royce Global Value Fund
David A. Nadel (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce European Smaller-Companies Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
David A. Nadel (Co-Portfolio Manager)	None	$10,001 - $50,000

Royce Select Fund I
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Select Fund II
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Global Select Fund
David A. Nadel (Fund Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce SMid-Cap Value Fund
W. Whitney George (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Steven G. McBoyle (Co-Portfolio Manager)	$1 - $10,000	$10,001 - $50,000

Royce SMid-Cap Select Fund
Steven G. McBoyle (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Smaller-Companies Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
David A. Nadel (Co-Portfolio Manager)	$1 - $10,000	$10,001 - $50,000

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Focus Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
George U. Wyper (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Partners Fund
Charles M. Royce (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Mid-Cap Fund
W. Whitney George (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Carl Brown (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Brendan Hartman (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James Stoeffel (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Opportunity Select Fund
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Global Dividend Value Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
David A. Nadel (Assistant Portfolio Manager)	None	None

Royce International Premier Fund
David A. Nadel (Portfolio Manager)	None	None
George U. Wyper (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Micro-Cap Fund
David A. Nadel (Portfolio Manager)	None	None
James J. Harvey (Assistant Portfolio Manager)	None	None
Jenifer L. Taylor (Assistant Portfolio Manager)	None	None

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
___________________________
*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household. All ownership information is as of December 31, 2010 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2011 for those persons who were not.
**Includes, in addition to amounts reported in the previous column, unvested amounts held as “phantom shares” in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements. All ownership information is as of December 31, 2010 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2011 for those persons who were not.
***The values of Mr. Royce’s above reported Fund share holdings do not include certain accounts for the benefit of members of Mr. Royce’s family over which he exercises investment and voting discretion. Had these accounts been reflected, Mr. Royce’s share holdings in this Fund would be over $1,000,000.

Description of Portfolio Manager Compensation Structure

Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Performance-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce and W. Whitney George), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

-

PERFORMANCE-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Performance-Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance-Related Variable Compensation received by Charles M. Royce that relates to each of Royce Micro-Cap Trust and Royce Value Trust is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance-Related Variable Compensation applicable to the registered investment company accounts managed by the Portfolio Manager is subject to downward adjustment or elimination based on a combination of 3-year, 5-year and 10-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2010 there were 365 such Funds tracked by Morningstar), the 5- year absolute returns of such accounts relative to 5-year U.S. Treasury Notes and absolute returns over the prior full market cycle and current cycle to date vs. the accounts’ benchmark. The Performance-Related Variable Compensation applicable to non-registered investment company accounts managed by a Portfolio Manager, and to Royce Select Funds, is not subject to performance-related adjustment.

Payment of the Performance-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager’s total direct, indirect beneficial and deferred unvested investments in the Royce registered investment company accounts for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Each Portfolio Manager, other than William A. Hench, receives quarterly variable compensation based on Royce’s net revenues.

-

BENEFIT PACKAGE. Each Portfolio Manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce’s parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager’s overall compensation.

Charles M. Royce and W. Whitney George, in addition to the above-described compensation, also receive variable compensation based on Royce’s retained pre-tax operating profit. This variable compensation, along with the Performance-Related Variable Compensation and Firm-Related Variable Compensation, generally represents the most significant element of Messrs. Royce’s and George’s compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce’s Chief Executive Officer, Co-Chief Investment Officer and President of The Royce Funds.

Other Portfolio Manager Accounts

The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2010 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2011 for those who were not. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based
Charles M. Royce
	Registered investment companies	17	$20,291,470,354	5	$1,762,244,769

	Private pooled investment vehicles	2	$37,416,000	1	$34,249,000

	Other accounts*	11	$47,010,565	-	-

W. Whitney George
	Registered investment companies	12	$18,979,040,089	1	$16,355,219

	Private pooled investment vehicles	4	$578,405,000	1	$124,802,000

	Other accounts*	1	$30,227,111	-	-

Boniface A. Zaino
	Registered investment companies	2	$2,208,657,564	1	$1,913,030

	Private pooled investment vehicles	3	$864,053,000	1	$20,368,000

	Other accounts*	-	-	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

Charles R. Dreifus
	Registered investment companies	2	$2,133,168,479	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	7	$383,496,000	-	-

Jay S. Kaplan
	Registered investment companies	5	$13,492,747,122	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

James A. Skinner
	Registered investment companies	2	$7,906,174,551	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Jenifer L. Taylor
	Registered investment companies	3	$2,102,127,628	-	-

	Private pooled investment vehicles	1	$8,629,000	-	-

	Other accounts*	-	-	-	-

James J. Harvey
	Registered investment companies	5	$658,128,655	2	$376,420,002

	Private pooled investment vehicles	1	$20,368,000	1	$20,368,000

	Other accounts*	-	-	-	-

George Necakov
	Registered investment companies	2	$4,799,611,983	-	-

	Private pooled investment vehicles	2	$12,193,000	1	$8,779,000

	Other accounts*	-	-	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

William A. Hench
	Registered investment companies	2	$2,208,657,564	1	$1,913,030

	Private pooled investment vehicles	2	$843,685,000	-	-

	Other accounts*	-	-	-	-

Christopher E. Flynn
	Registered investment companies	4	$6,507,820,403	2	$1,697,157,952

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Lauren A. Romeo
	Registered investment companies	6	$16,457,935,918	2	$1,384,666,698

	Private pooled investment vehicles	2	$446,157,000	0	-

	Other accounts*	-	-	-	-

David A. Nadel
	Registered investment companies	10	$3,629,168,326	2	$1,342,234,356

	Private pooled investment vehicles	2	$10,613,000	-	-

	Other accounts*	-	-	-	-

Steven G. McBoyle
	Registered investment companies	3	$321,213,600	1	$1,158,069

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Carl Brown
	Registered investment companies	1	$4,889,050	-	-

	Private pooled investment vehicles	2	$4,488,000	1	$799,000

	Other accounts*	-	-	-	-
Brendan Hartman
	Registered investment companies	1	$4,889,050	-	-

	Private pooled investment vehicles	2	$4,488,000	1	$799,000

	Other accounts*	-	-	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

James Stoeffel
	Registered investment companies	1	$4,889,050	-	-

	Private pooled investment vehicles	2	$4,488,000	1	$799,000

	Other accounts*	-	-	-	-

George U. Wyper
	Registered investment companies	2	$10,464,096	-	-

	Private pooled investment vehicles	1	$19,162,956	-	-

	Other accounts*	1	$6,481,000	-	-

Christopher D. Clark
	Registered investment companies	1	$313,860,382	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Francis D. Gannon
	Registered investment companies	1	$252,072,347	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-
__________________
*Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

The fact that a Portfolio Manager has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, “Portfolio Transactions” below.

As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce and W. Whitney George receive variable compensation based on Royce’s retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (Royce Value Trust and Royce Micro-Cap Trust) is based, in part, on performance-based fee revenues. Royce Value Trust and Royce Micro-Cap Trust pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index. In addition, five other registered investment company accounts, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce SMid-Cap Select Fund and Royce Opportunity Select Fund, each pay Royce a performance-based fee.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. It was organized in November 1982 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s and Royce Global Value Fund’s Consultant Classes’ respective average net assets, .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s and Royce Global Value Fund’s R Classes’ respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s, Royce Discovery Fund’s, Royce Financial Services Fund’s, Royce Dividend Value Fund’s, Royce Global Value Fund’s, Royce European Smaller-Companies Fund’s, Royce SMid-Cap Value Fund’s, Royce International Smaller-Companies Fund’s, Royce Focus Value Fund’s, Royce Partners Fund’s, Royce Mid-Cap Fund’s, Royce Global Dividend Value Fund’s, Royce International Premier Fund’s, Royce International Micro-Cap Fund’s and Royce Special Equity Multi-Cap Fund’s Service Classes’ respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s and Royce Global Value Fund’s K Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s and Royce Global Value Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds’ Investment Classes, W Class or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board of Trustees.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

For the fiscal year ended December 31, 2010, RFS received distribution fees from the Funds as follows:

	Net	Distribution
	Distribution	Fees
	Fees	Waived

Royce Pennsylvania Mutual Fund - Service Class	$1,531,363	$116,837
Royce Pennsylvania Mutual Fund - Consultant Class	7,680,044	-
Royce Pennsylvania Mutual Fund - R Class	69,272	-

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Pennsylvania Mutual Fund - K Class	$6,531	-
Royce Micro-Cap Fund - Service Class	255,445	-
Royce Micro-Cap Fund - Consultant Class	1,569,360	$0
Royce Premier Fund - Service Class	1,052,471	91,519
Royce Premier Fund - Consultant Class	647,225	-
Royce Premier Fund - R Class	27,388	-
Royce Premier Fund - K Class	6,039	-
Royce Low-Priced Stock Fund - Service Class	6,545,562	569,179
Royce Low-Priced Stock Fund - R Class	8,968	-
Royce Low-Priced Stock Fund - K Class	6,554	-
Royce Total Return Fund - Service Class	618,931	-
Royce Total Return Fund - Consultant Class	3,672,587	-
Royce Total Return Fund - R Class	56,316	-
Royce Total Return Fund - K Class	135,259	-
Royce Heritage Fund - Service Class	343,389	172,128
Royce Heritage Fund - Consultant Class	89,401	-
Royce Heritage Fund - R Class	6,545	-
Royce Heritage Fund - K Class	7,650	-
Royce Opportunity Fund - Service Class	737,888	-
Royce Opportunity Fund - Consultant Class	98,600	-
Royce Opportunity Fund - R Class	3,593	-
Royce Opportunity Fund - K Class	6,259	-
Royce Special Equity Fund - Service Class	249,320	33,635
Royce Special Equity Fund - Consultant Class	284,716	-
Royce Value Fund - Service Class	2,829,768	247,067
Royce Value Fund - Consultant Class	297,714	-
Royce Value Fund - R Class	82,806	-
Royce Value Fund - K Class	22,057	-
Royce Value Plus Fund - Service Class	5,592,594	486,312
Royce Value Plus Fund - Consultant Class	301,215	-
Royce Value Plus Fund - R Class	3,784	-
Royce Value Plus Fund - K Class	3,927	-
Royce 100 Fund - Service Class	598,734	101,044
Royce 100 Fund - R Class	5,076	-
Royce 100 Fund - K Class	3,007	-
Royce Discovery Fund - Service Class	7,715	-
Royce Financial Services Fund - Service Class	31,602	-
Royce Dividend Value Fund - Service Class	91,710	22,928
Royce European Smaller-Companies Fund - Service Class	22,513	-
Royce Global Value Fund - Service Class	135,236	33,809
Royce SMid-Cap Value Fund - Service Class	11,439	1,353
Royce International Smaller-Companies Fund - Service Class	32,740	-
Royce Focus Value Fund - Service Class	2,089	14,617
Royce Partners Fund - Service Class	293	3,545
Royce Mid-Cap Fund - service Class	569	8,693

For the fiscal year ended December 31, 2010, all of the amounts paid by the Funds under their Distribution Plans ($35,793,264) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2010 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust’s Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are nondistribution related recordkeeping, account maintenance or other shareholder services.

As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of March 17, 2011, the financial intermediaries that Royce anticipates will receive payments from Royce’s own resources include:

ACS HR Solutions LLC	Matrix Settlement & Clearance Service
AIG Retirement	Merrill Lynch Retirement Group
Ameriprise Financial Advisers	Nationwide Investment Services
CDM Retirement Consultants	New York Life Annuity
Cigna Annuity Products	Ohio National
CPI Qualified Plan Consultants	Pershing LLC
Fidelity Brokerage	PHL Variable Insurance
Fidelity Investments	PRG
Great West Life	Prudential Financial
Hartford Life	Reliance Trust Company
Harford Securities	Schwab Brokerage
Horace Mann	Security Benefit
ING Life	Sun Life Assurance Company of Canada
Jefferson National Life/Inviva	Sungard Investment Products
Mass Mutual Life Insurance	Wachovia Bank

CUSTODIAN

State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS”) is the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by BFDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce’s receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

During each of the three years ended December 31, 2008, 2009 and 2010, the Funds paid brokerage commissions as follows:

Fund	2008	2009	2010
Royce Pennsylvania Mutual Fund	$5,560,657	$4,648,197	$4,587,438
Royce Micro-Cap Fund	2,326,404	1,932,437	2,693,070
Royce Premier Fund	1,806,369	1,810,021	1,435,949
Royce Low-Priced Stock Fund	7,178,458	5,083,782	4,857,738
Royce Total Return Fund	3,298,080	2,413,822	1,923,758
Royce Heritage Fund	688,086	438,026	599,671
Royce Opportunity Fund	5,604,059	4,744,328	5,378,998
Royce Special Equity Fund	502,151	1,245,318	1,867,205
Royce Value Fund	2,218,617	2,176,201	2,145,031
Royce Value Plus Fund	6,491,375	6,128,292	8,622,984
Royce 100 Fund	178,097	387,966	413,530
Royce Discovery Fund	4,081	1,525	15,483
Royce Financial Services Fund	32,593	16,025	9,866
Royce Dividend Value Fund	19,840	55,298	213,410
Royce Select Fund I	89,586	75,518	99,475

Royce Select Fund II	30,417	13,443	26,580
Royce Global Select Fund	23,154	22,424	37,475
Royce Global Value Fund	160,554	121,029	265,668
Royce European Smaller-Companies Fund	21,419	11,106	19,445
Royce SMid-Cap Value Fund	111,504	76,179	25,276
Royce SMid-Cap Select Fund	14,799	10,324	4,789
Royce International Smaller-Companies Fund*	5,832	16,436	45,349
Royce Focus Value Fund**	-	8,596	16,232
Royce Partners Fund***	-	1,413	2,746
Royce Mid-Cap Fund****	-	-	19,675
Royce Opportunity Select Fund*****	-	-	13,295
_______________
*Commenced operations on July 1, 2008
**Commenced operations on March 2, 2009
***Commenced operations on April 28, 2009
****Commenced operations on January 4, 2010
*****Commenced operations on September 1, 2010

For the year ended December 31, 2010, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions Paid
	Brokerage Transactions	For Such
Fund	Having a Research Component	Transactions
Royce Pennsylvania Mutual Fund	$2,346,081,099	$4,444,195
Royce Micro-Cap Fund	644,031,828	2,565,330
Royce Premier Fund	945,380,038	1,360,961
Royce Low-Priced Stock Fund	1,477,958,424	4,739,638
Royce Total Return Fund	961,097,802	1,704,496
Royce Heritage Fund	261,307,932	583,421
Royce Opportunity Fund	1,481,664,155	5,227,653
Royce Special Equity Fund	929,624,325	1,827,891
Royce Value Fund	1,055,210,354	2,118,908
Royce Value Plus Fund	2,953,710,950	8,363,249
Royce 100 Fund	262,045,366	404,098
Royce Discovery Fund	2,296,433	11,037
Royce Financial Services Fund	3,928,347	9,833
Royce Dividend Value Fund	107,052,523	208,842
Royce Select Fund I	50,859,157	96,293
Royce Select Fund II	9,588,592	26,179
Royce Global Select Fund	16,551,702	37,157
Royce Global Value Fund	103,790,577	259,911
Royce European Smaller-Companies Fund	9,503,652	19,445
Royce SMid-Cap Value Fund	12,567,775	24,781
Royce SMid-Cap Select Fund	2,621,980	4,649
Royce International Smaller-Companies Fund	18,232,572	44,976
Royce Focus Value Fund	6,709,791	16,036
Royce Partners Fund	1,111,912	2,578
Royce Mid-Cap Fund	11,854,293	19,640
Royce Opportunity Select Fund	2,582,053	12,111

As of December 31, 2010, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2010 were as follows:

Issuer	Fund(s)	Value
State Street Bank & Trust	Royce Pennsylvania Mutual Fund	$213,747,000
Company[1]	Royce Micro-Cap Fund	169,168,000
	Royce Premier Fund	664,631,000
	Royce Low-Priced Stock Fund	354,891,000
	Royce Total Return Fund	301,217,000
	Royce Heritage Fund	18,106,000
	Royce Opportunity Fund	142,588,000
	Royce Special Equity Fund	320,794,000
	Royce Value Fund	32,190,000
	Royce Value Plus Fund	162,932,000
	Royce 100 Fund	31,316,000
	Royce Discovery Fund	147,000
	Royce Financial Services Fund	912,000
	Royce Dividend Value Fund	8,745,000
	Royce Select Fund I	7,467,000
	Royce Select Fund II	258,000
	Royce Global Select Fund	1,670,000
	Royce Global Value Fund	11,551,000
	Royce European Smaller-Companies Fund	1,368,000
	Royce SMid-Cap Value Fund	889,000
	Royce SMid-Cap Select Fund	218,000
	Royce International Smaller-Companies Fund	1,350,000
	Royce Focus Value Fund	336,000
	Royce Partners Fund	208,000
	Royce Mid-Cap Fund	447,000
	Royce Opportunity Select Fund	-

Jefferies Group, Inc.	Royce Pennsylvania Mutual Fund	$18,246,876
	Royce Financial Services Fund	157,117
	Royce Low-Priced Stock Fund	5,278,066

Kim Eng Holdings Limited	Royce Financial Services Fund	190,907
	Royce International Smaller-Companies Fund	76,935

Knight Capital Group, Inc.	Royce Pennsylvania Mutual Fund	$19,478,926
	Royce Premier Fund	64,360,688
	Royce Low-Priced Stock Fund	39,984,105
	Royce Total Return Fund	13,906,387
	Royce Value Fund	34,592,656
	Royce Value Plus Fund	28,830,753
	Royce 100 Fund	2,638,027
	Royce Focus Value Fund	110,320

Piper Jaffray Companies	Royce Opportunity Fund	9,239,139

Raymond James Financial, Inc.	Royce Pennsylvania Mutual Fund	$1,635,000
	Royce Total Return Fund	19,552,147
	Royce Value Plus Fund	45,551,100
	Royce Financial Services Fund	166,770
	Royce Dividend Value Fund	255,060

1All securities purchased were overnight Repurchase Agreements.

CODE OF ETHICS AND RELATED MATTERS

Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans, (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control or (iii) they first obtain permission to trade from Royce’s Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

As of March 31, 2011, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $153 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $14 million.

PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board of Trustees of the Funds has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer’s board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to (a) when certain securities are out on loan at the time of a record date, (b) when administrative or operational constraints impede the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (c) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

In furtherance of Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Fund toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board of Trustees of the Funds has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than 15 days after the end of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the next quarter-end portfolio holdings schedules. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if 1) more current information is necessary in order for the third party to complete its task and 2) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Fund’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Funds have ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information:

State Street Bank and Trust Company - Information is provided daily with no time lag.
PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.
Sidley Austin, LLP - Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. - Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC - Information is provided daily with no time lag.

Certain administrative employees of Legg Mason, Inc., Royce’s parent company, regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into a formal confidentiality agreements with the broker-dealers. Also, the Funds’ Board of Trustees, officers and certain Fund and Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if it could in Royce’s judgment be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to this Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the Investment Company Act of 1940).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund’s Chief Compliance Officer will report to the Fund’s Board of Trustees on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund’s shares is based on the Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Trust’s Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust’s net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund’s net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectus, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements and intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Internal Revenue Service (the “IRS”) will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% (98% for the Fund’s taxable years that began before 2011) of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund will be eligible to elect to “pass through” such taxes to their shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in future years. As of December 31, 2009, the Funds had the following capital loss carryforwards:

	Capital Loss Carryforward to 12/31/16	Capital Loss Carryforward to 12/31/17[1]
Royce Pennsylvania Mutual Fund	-
Royce Micro-Cap Fund	-	$(48,267,494)
Royce Premier Fund	-	-
Royce Low-Priced Stock Fund	-	-
Royce Total Return Fund	(568,113)	(194,942,266)
Royce Heritage Fund	-	-
Royce Opportunity Fund	-	(170,177,124)
Royce Special Equity Fund	-	-
Royce Value Fund	-	(69,220,513)
Royce Value Plus Fund	(35,633,509)	(371,676,452)
Royce 100 Fund	-	-
Royce Discovery Fund	(240,954)	(347,850)
Royce Financial Services Fund	-	(1,088,130)
Royce Dividend Value Fund	-	-
Royce Select Fund I	-	-
Royce Select Fund II	-	-
Royce Global Select Fund	-	(57,804)
Royce Global Value Fund	(975,320)	(9,673,699)
Royce European Smaller-Companies Fund	(1,118,865)	(1,537,904)
Royce SMid-Cap Value Fund	(1,768,812)	(3,870,118)
Royce SMid-Cap Select Fund	-	(21,099)
Royce International Smaller-Companies Fund	-	-
Royce Focus Value Fund	-	-
Royce Partners Fund	-	-
Royce Mid-Cap Fund	-	-
Royce Opportunity Select Fund	-

____________
1For Royce Discovery Fund, this amount represents $344,097 expiring on 12/31/17 and $3,753 expiring on 12/31/18.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Distributions

The following discussions are limited to the U.S. federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. federal income tax purposes, is (i) a citizen or resident (as defined in the Code) of the United States, (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia, (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source, or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. For taxable years beginning before January 1, 2013, distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum rate of 15% (0% for 10% and 15% rate taxpayers). A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For U.S. corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.)

So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. For taxable years beginning before January 1, 2013, such long-term capital gains are generally taxed to non-corporate shareholders at a maximum marginal Federal income tax rate of 15% (0% for 10% and 15% rate taxpayers).

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder’s basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; and (3) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

The Trust will send written notices to shareholders regarding the amount and Federal income tax status of all distributions made by a Fund during each calendar year.

Back-up Withholding/Withholding Tax

Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding at the rate of 28% on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

* * *

The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

Royce Heritage Fund

Gift Taxes

An investment in Royce Heritage Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $13,000) to the same individual during that year, (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $13,000.

No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $5,000,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. All gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $5,000,000) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 35%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively).

Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 35%), but at a much lower taxable income level (currently, $11,350) than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long-term capital gains, on which the Federal income tax rate is currently limited to 15%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Heritage Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of its Board of Trustees.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Twelve Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

Royce Premier and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Special Equity Fund offers four classes of shares, a Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Low-Priced Stock

Fund and Royce 100 Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Micro-Cap Fund offer three classes of shares, a Service Class, an Investment Class, and a Consultant Class; Royce Global Value Fund offers five classes of shares, a Service Class, an Investment Class, a Consultant Class, an R Class and a K Class; and Royce Dividend Value Fund and Royce Special Equity Multi-Cap Fund offer two classes of shares, a Service Class and an Investment Class. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective December 8, 2006, Royce Select Fund III changed its name to Royce Global Select Fund. Effective February 15, 2008, Royce International Value Fund, Royce International Smaller-Companies Fund, Royce Mid-Cap Value Fund and Royce Mid-Cap Select Fund changed their names to Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund, respectively. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund.

On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

Except for Arthur S. Mehlman and Patricia W. Chadwick, each of the Trustees currently in office was elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of the Royce Heritage Fund trusts will send notices of meetings of Royce Heritage Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Heritage Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Heritage Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

PERFORMANCE DATA

The Funds’ performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund’s share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund’s shares when redeemed may be more or less than their original cost.

Total Return Calculations

Total returns quoted reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund’s net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund’s performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

In addition to average annual total returns, a Fund’s cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

     The following table shows certain of the Funds’ total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds’ total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor’s 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds’ total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds’ total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Royce Pennsylvania Mutual Fund (Investment Class)
1 Year Total Return	23.86%	26.86%	15.06%
5 Year Average Annual Total Return	5.36%	4.47%	2.29%
10 Year Average Annual Total Return	10.23%	6.33%	1.41%

Royce Pennsylvania Mutual Fund (Consultant Class)
1 Year Total Return	22.66%	26.86%	15.06%
5 Year Average Annual Total Return	4.34%	4.47%	2.29%
10 Year Average Annual Total Return	9.17%	6.33%	1.41%

Royce Pennsylvania Mutual Fund (Service Class)
1 Year Total Return	23.80%	26.86%	15.06%
5 Year Average Annual Total Return	5.20%	4.47%	2.29%
Average Annual Total Return since 11-8-05	5.91%	4.91%	2.76%
(commencement of operations)

Royce Pennsylvania Mutual Fund (R Class)
1 Year Total Return	23.21%	26.86%	15.06%
Average Annual Total Return since 5-21-07	0.07%	-0.29%	-3.08%
(commencement of operations)

Royce Pennsylvania Mutual Fund (K Class)
1 Year Total Return	23.11%	26.86%	15.06%
Average Annual Total Return since 5-15-08	2.80%	3.53%	-2.40%
(commencement of operations)

Royce Micro-Cap Fund (Investment Class)
1 Year Total Return	30.06%	26.86%	15.06%
5 Year Average Annual Total Return	9.39%	4.47%	2.29%
10 Year Average Annual Total Return	12.64%	6.33%	1.41%

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Royce Micro-Cap Fund (Consultant Class)
1 Year Total Return	28.85%	26.86%	15.06%
5 Year Average Annual Total Return	8.34%	4.47%	2.29%
10 Year Average Annual Total Return	11.57%	6.33%	1.41%

Royce Micro-Cap Fund (Service Class)
1 Year Total Return	29.85%	26.86%	15.06%
5 Year Average Annual Return	9.22%	4.47%	2.29%
Average Annual Total Return since 8-20-02	14.32%	10.12%	5.96%
(commencement of operations)

Royce Premier Fund (Investment Class)
1 Year Total Return	26.46%	26.86%	15.06%
5 Year Average Annual Total Return	8.19%	4.47%	2.29%
10 Year Average Annual Total Return	11.57%	6.33%	1.41%

Royce Premier Fund (Service Class)
1 Year Total Return	26.22%	26.86%	15.06%
5 Year Average Annual Total Return	7.96%	4.47%	2.29%
Average Annual Total Return since 9-3-02	14.04%	10.54%	6.51%
(commencement of operations)

Royce Premier Fund (Institutional Class)
1 Year Total Return	26.62%	26.86%	15.06%
5 Year Average Annual Total Return	8.30%	4.47%	2.29%
Average Annual Total Return since 9-17-02	14.20%	10.58%	6.59%
(commencement of operations)

Royce Premier Fund (Consultant Class)
1 Year Total Return	25.24%	26.86%	15.06%
5 Year Average Annual Total Return	7.11%	4.47%	2.29%
Average Annual Total Return since 6-2-03	12.46%	9.22%	5.62%
(commencement of operations)

Royce Premier Fund (W Class)
1 Year Total Return	26.61%	26.86%	15.06%
5 Year Average Annual Total Return	8.24%	4.47%	2.29%
Average Annual Total Return since 5-19-05	11.37%	5.94%	3.10%
(commencement of operations)

Royce Premier Fund (R Class)
1 Year Total Return	25.61%	26.86%	15.06%
Average Annual Total Return since 5-21-07	3.97%	-0.29%	-3.08%
(commencement of operations)

Royce Premier Fund (K Class)
1 Year Total Return	25.86%	26.86%	15.06%
Cumulative Total Return since 5-15-08	3.99%	3.53%	-2.40%
(commencement of operations)

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Royce Low-Priced Stock Fund (Service Class)
1 Year Total Return	31.49%	26.86%	15.06%
5 Year Average Annual Total Return	9.50%	4.47%	2.29%
10 Year Average Annual Total Return	11.45%	6.33%	1.41%

Royce Low-Priced Stock Fund (Institutional Class)
1 Year Total Return	31.82%	26.86%	15.06%
Average Annual Total Return since 1-3-06	9.38%	4.15%	1.96%
(commencement of operations)

Royce Low-Priced Stock Fund (Investment Class)
1 Year Total Return	31.77%	26.86%	15.06%
Average Annual Total Return since 3-15-07	7.56%	1.41%	-0.50%
(commencement of operations)

Royce Low-Priced Stock Fund (R Class)
1 Year Total Return	31.00%	26.86%	15.06%
Average Annual Total Return since 5-21-07	4.63%	-0.29%	-3.08%
(commencement of operations)

Royce Low-Priced Stock Fund (K Class)
1 Year Total Return	31.44%	26.86%	15.06%
Cumulative Total Return since 5-15-08	9.23%	3.53%	-2.40%
(commencement of operations)

Royce Total Return Fund (Investment Class)
1 Year Total Return	23.47%	26.86%	15.06%
5 Year Average Annual Total Return	4.70%	4.47%	2.29%
10 Year Average Annual Total Return	8.91%	6.33%	1.41%

Royce Total Return Fund (Consultant Class)
1 Year Total Return	22.18%	26.86%	15.06%
5 Year Average Annual Total Return	3.68%	4.47%	2.29%
Average Annual Total Return since 10-16-01	8.14%	8.01%	3.48%
(commencement of operations)

Royce Total Return Fund (Service Class)
1 Year Total Return	23.11%	26.86%	15.06%
5 Year Average Annual Total Return	4.55%	4.47%	2.29%
Average Annual Total Return since 1-3-02	8.02%	6.60%	2.84%
(commencement of operations)

Royce Total Return Fund (Institutional Class)
1 Year Total Return	12.56%	26.86%	15.06%
5 Year Average Annual Total Return	4.81%	4.47%	2.29%
Average Annual Total Return since 3-4-03	10.78%	12.02%	7.71%
(commencement of operations)

Royce Total Return Fund (W Class)
1 Year Total Return	23.44%	26.86%	15.06%
5 Year Average Annual Total Return	4.72%	4.47%	2.29%
Average Annual Total Return since 5-19-05	6.09%	5.94%	3.10%
(commencement of operations)

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Royce Total Return Fund (R Class)
1 Year Total Return	22.76%	26.86%	15.06%
Average Annual Total Return since 5-21-07	-0.35%	-0.29%	-3.08%
(commencement of operations)

Royce Total Return Fund (K Class)
1 Year Total Return	23.08%	26.86%	15.06%
Cumulative Total Return since 5-1-08	2.78%	4.22%	-1.95%
(commencement of operations)

Royce Heritage Fund (Service Class)
1 Year Total Return	27.50%	26.86%	15.06%
5 Year Average Annual Total Return	8.91%	4.47%	2.29%
10 Year Average Annual Total Return	10.46%	6.33%	1.41%

Royce Heritage Fund (Consultant Class)
1 Year Total Return	26.22%	26.86%	15.06%
5 Year Average Annual Total Return	7.74%	4.47%	2.29%
Average Annual Total Return since 12-7-01	8.46%	6.91%	2.90%
(commencement of operations)

Royce Heritage Fund (Investment Class)
1 Year Total Return	27.71%	26.86%	15.06%
Average Annual Total Return since 3-15-07	6.32%	1.41%	-0.50%
(commencement of operations)

Royce Heritage Fund (K Class)
1 Year Total Return	27.29%	26.86%	15.06%
Cumulative Total Return since 5-15-08	9.03%	3.53%	-2.40%
(commencement of operations)

Royce Heritage Fund (R Class)
1 Year Total Return	26.84%	26.86%	15.06%
Cumulative Total Return since 5-15-08	8.75%	3.53%	-2.40%
(commencement of operations)

Royce Opportunity Fund (Investment Class)
1 Year Total Return	33.78%	26.86%	15.06%
5 Year Average Annual Total Return	6.50%	4.47%	2.29%
10 Year Average Annual Total Return	11.00%	6.33%	1.41%

Royce Opportunity Fund (Service Class)
1 Year Total Return	33.41%	26.86%	15.06%
5 Year Average Annual Total Return	6.28%	4.47%	2.29%
Average Annual Total Return since 5-22-00	10.77%	6.33%	1.41%
(commencement of operations)

Royce Opportunity Fund (Institutional Class)
1 Year Total Return	34.07%	26.86%	15.06%
5 Year Average Annual Total Return	6.63%	4.47%	2.29%
Average Annual Total Return since 12-12-01	10.78%	7.06%	3.11%
(commencement of operations)

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Royce Opportunity Fund (Consultant Class)
1 Year Total Return	32.33%	26.86%	15.06%
Average Annual Total Return since 3-30-06	2.18%	1.95%	1.44%
(commencement of operations)

Royce Opportunity Fund (R Class)
1 Year Total Return	32.96%	26.86%	15.06%
Average Annual Total Return since 5-21-07	0.30%	-0.29%	-3.08%
(commencement of operations)

Royce Opportunity Fund (K Class)
1 Year Total Return	33.25%	26.86%	15.06%
Cumulative Total Return since 5-15-08	6.61%	3.53%	-2.40%
(commencement of operations)

Royce Special Equity Fund (Investment Class)
1 Year Total Return	19.61%	26.86%	15.06%
5 Year Average Annual Total Return	8.07%	4.47%	2.29%
10 Year Average Annual Total Return	12.33%	6.33%	1.41%

Royce Special Equity Fund (Consultant Class)
1 Year Total Return	18.38%	26.86%	15.06%
5 Year Average Annual Total Return	6.90%	4.47%	2.29%
Average Annual Total Return since 6-2-03	8.42%	9.22%	5.62%
(commencement of operations)

Royce Special Equity Fund (Institutional Class)
1 Year Total Return	19.69%	26.86%	15.06%
5 Year Average Annual Total Return	8.15%	4.47%	2.29%
Average Annual Total Return since 7-25-03	9.19%	8.53%	5.24%
(commencement of operations)

Royce Special Equity Fund (Service Class)
1 Year Total Return	19.33%	26.86%	15.06%
5 Year Average Annual Total Return	7.85%	4.47%	2.29%
Average Annual Total Return since 10-2-03	8.59%	7.67%	5.02%
(commencement of operations)

Royce Value Fund (Service Class)
1 Year Total Return	24.97%	26.86%	15.06%
5 Year Average Annual Total Return	7.59%	4.47%	2.29%
Average Annual Total Return since 6-14-01	12.63%	6.30%	2.26%
(inception date)

Royce Value Fund (Consultant Class)
1 Year Total Return	24.09%	26.86%	15.06%
Average Annual Total Return since 3-30-06	4.30%	1.95%	1.44%
(commencement of operations)

Royce Value Fund (Institutional Class)
1 Year Total Return	25.52%	26.86%	15.06%

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Average Annual Total Return since 6-1-06	6.65%	2.76%	1.66%
(commencement of operations)

Royce Value Fund (Investment Class)
1 Year Total Return	25.42%	26.86%	15.06%
Average Annual Total Return since 3-15-07	5.56%	1.41%	-0.50%
(commencement of operations)

Royce Value Fund (R Class)
1 Year Total Return	24.81%	26.86%	15.06%
Average Annual Total Return since 9-14-07	4.70%	1.45%	-2.75%
(commencement of operations)

Royce Value Fund (K Class)
1 Year Total Return	24.82%	26.86%	15.06%
Cumulative Total Return since 5-15-08	2.09%	3.53%	-2.40%
(commencement of operations)

Royce Value Plus Fund (Service Class)
1 Year Total Return	19.70%	26.86%	15.06%
5 Year Average Annual Total Return	4.21%	4.47%	2.29%
Average Annual Total Return since 6-14-01	13.40%	6.30%	2.26%
(inception date)

Royce Value Plus Fund (Consultant Class)
1 Year Total Return	18.85%	26.86%	15.06%
Average Annual Total Return since 3-30-06	0.54%	1.95%	1.44%
(commencement of operations)

Royce Value Plus Fund (Institutional Class)
1 Year Total Return	20.25%	26.86%	15.06%
Average Annual Total Return since 5-10-06	1.19%	1.59%	1.05%
(commencement of operations)

Royce Value Plus Fund (Investment Class)
1 Year Total Return	20.25%	26.86%	15.06%
Average Annual Total Return since 3-15-07	0.58%	1.41%	-0.50%
(commencement of operations)

Royce Value Plus Fund (R Class)
1 Year Total Return	19.34%	26.86%	15.06%
Average Annual Total Return since 9-14-07	-1.68%	1.45%	-2.75%
(commencement of operations)

Royce Value Plus Fund (K Class)
1 Year Total Return	19.55%	26.86%	15.06%
Cumulative Total Return since 5-15-08	0.55%	3.53%	-2.40%
(commencement of operations)

Royce 100 Fund (Service Class)
1 Year Total Return	24.77%	26.86%	15.06%
5 Year Average Annual Total Return	8.29%	4.47%	2.29%
Average Annual Total Return since 6-30-03	12.43%	9.11%	5.55%
(inception date)

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Royce 100 Fund (Investment Class)
1 Year Total Return	25.06%	26.86%	15.06%
Average Annual Total Return since 3-15-07	7.19%	1.41%	-0.50%
(commencement of operations)

Royce 100 Fund (R Class)
1 Year Total Return	24.26%	26.86%	15.06%
Cumulative Total Return since 5-15-08	7.13%	3.53%	-2.40%
(commencement of operations)

Royce 100 Fund (K Class)
1 Year Total Return	24.55%	26.86%	15.06%
Cumulative Total Return since 5-15-08	7.44%	3.53%	-2.40%
(commencement of operations)

Royce Discovery Fund (Service Class)
1 Year Total Return	19.63%	26.86%	15.06%
5 Year Average Annual Total Return	1.12%	4.47%	2.29%
Average Annual Total Return since 10-3-03	5.46%	7.41%	4.89%
(inception date)

Royce Financial Services Fund (Service Class)
1 Year Total Return	18.45%	26.86%	15.06%
5 Year Average Annual Total Return	3.76%	4.47%	2.29%
Average Annual Total Return since 12-31-03	6.49%	6.36%	3.85%
(inception date)

Royce Dividend Value Fund (Service Class)
1 Year Total Return	30.11%	26.86%	15.06%
5 Year Average Annual Total Return	8.03%	4.47%	2.29%
Average Annual Total Return since 5-3-04	9.08%	6.40%	3.89%
(inception date)

Royce Dividend Value Fund (Investment Class)
1 Year Total Return	30.46%	26.86%	15.06%
Average Annual Total Return since 9-14-07	6.12%	1.45%	-2.75%
(commencement of operations)

Royce Select Fund I (Investment Class)
1 Year Total Return	18.15%	26.86%	15.06%
5 Year Average Annual Total Return	9.24%	4.47%	2.29%
10 Year Average Annual Total Return	12.45%	6.33%	1.41%

Royce Select Fund II (Investment Class)
1 Year Total Return	20.96%	26.86%	15.06%
5 Year Average Annual Total Return	8.72%	4.47%	2.29%
Average Annual Total Return since 6-30-05	9.24%	5.14%	3.12%
(inception date)

Royce Global Select Fund (Investment Class)
1 Year Total Return	33.21%	26.86%	15.06%
5 Year Average Annual Total Return	14.00%	4.47%	2.29%

	Period Ended
Fund	December 31, 2010	Russell 2000	S&P 500

Average Annual Total Return since 6-30-05	16.02%	5.14%	3.12%
(inception date)

Royce Global Value Fund (Service Class)
1 Year Total Return	35.69%	26.86%	15.06%
Average Annual Total Return since 12-29-06	10.80%	1.26%	-0.83%
(inception date)

Royce Global Value Fund (Investment Class)
Total Return since 8-31-10	32.88%	30.74%	20.64%
(commencement of operations)

Royce European Smaller-Companies Fund (Service Class)
1 Year Total Return	35.20%	26.86%	15.06%
Average Annual Total Return since 12-29-06	3.77%	1.26%	-0.83%
(inception date)

Royce SMid-Cap Value Fund (Service Class)
1 Year Total Return	25.99%	26.86%	15.06%
Average Annual Total Return since 9-28-07	4.36%	0.59%	-3.64%
(inception date)

Royce SMid-Cap Select Fund (Investment Class)
1 Year Total Return	17.22%	26.86%	15.06%
Average Annual Total Return since 9-28-07	2.42%	0.59%	-3.64%
(inception date)

Royce International Smaller-Companies Fund (Service Class)
1 Year Total Return	26.45%	26.86%	15.06%
Average Annual Total Return since 6-30-08	12.01%	6.78%	1.61%
(inception date)

Royce Focus Value Fund (Service Class)
1 Year Total Return	15.16%	26.86%	15.06%
Average Annual Total Return since 2-27-09	36.15%	48.32%	36.71%
(inception date)

Royce Partners Fund (Service Class)
1 Year Total Return	18.74%	26.86%	15.06%
Average Annual Total Return since 4-27-09	20.76%	37.48%	28.28%
(inception date)

Royce Mid-Cap Fund (Service Class)
1 Year Total Return	18.60%	26.86%	15.06%
Total Return since 12-31-09	18.60%	26.86%	15.06%
(inception date)

Royce Opportunity Select Fund (Investment Class)
Total Return since 8-31-10	27.30%	30.74%	20.64%
(inception date)

     During the applicable period ended December 31, 2010, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

Value of Hypothetical
Fund/Period Commencement Date	Investment at December 31, 2010
Royce Pennsylvania Mutual Fund (12-31-79)*	$350,391
Royce Micro-Cap Fund (12-31-91)*	119,907
Royce Premier Fund (12-31-91)*	97,735
Royce Low-Priced Stock Fund (12-15-93)**	90,367
Royce Total Return Fund (12-15-93)*	61,763
Royce Heritage Fund (12-27-95)**	81,161
Royce Opportunity Fund (11-19-96)*	60,047
Royce Special Equity Fund (5-1-98)*	31,326
Royce Value Fund (6-14-01)**	31,135
Royce Value Plus Fund (6-14-01)**	33,222
Royce 100 Fund (6-30-03)**	24,089
Royce Discovery Fund (10-3-03)**	14,700
Royce Financial Services Fund (12-31-03)**	15,529
Royce Dividend Value Fund (5-3-04)**	17,845
Royce Select Fund I (11-18-98)*	53,739
Royce Select Fund II (6-30-05)*	16,268
Royce Global Select Fund (6-30-05)*	22,657
Royce Global Value Fund (12-29-06)**	15,083
Royce European Smaller-Companies Fund (12-29-06)**	11,598
Royce SMid-Cap Value Fund (9-28-07)**	11,491
Royce SMid-Cap Select Fund (9-28-07)*	10,809
Royce International Smaller-Companies Fund (6-30-08)**	13,285
Royce Focus Value Fund (2-27-09)**	17,650
Royce Partners Fund (4-27-09)**	13,727
Royce Mid-Cap Fund (12-31-09)**	11,860
Royce Opportunity Select Fund (8-31-10)*	12,990

*Represents Investment Class results.
** Represents Service Class results.

EXHIBIT A

June 5, 2003, as amended
through October 22, 2009

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC (“Royce”) and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies (“The Royce Funds”), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have delegated proxy voting authority to Royce. Such authority is determined at the inception of each client account and generally: (i) is specifically authorized in the applicable investment management agreement or other written instrument or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to it in the applicable investment management agreement. The Boards of Trustees/Directors of The Royce Funds (the “Boards”) have delegated all proxy voting decisions to Royce subject to these policies and procedures. Notwithstanding the above, from time to time the Boards may reserve voting authority for specific securities.

Receipt of Proxy Material. Under the continuous oversight of the Head of Administration, an Administrative Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce’s Librarian.

Voting of Proxies. Once proxy material has been logged in by Royce’s Librarian, it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer’s board of directors or “management.” The Head of Administration or his designee, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as “regularly recurring” and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce’s Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of “regularly recurring” matters include non-contested elections of directors and non-contested approval of independent auditors. Non-“regularly recurring” matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from Glass Lewis & Co., an independent third party research firm, the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

a.
From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

The designated Administrative Assistant reviews all proxy votes collected from Royce’s portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce’s portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration, or his designee, and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration, or his designee, maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration, or his designee, allowing such differing votes. The Head of Administration, or his designee, performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.
There are many circumstances that might cause Royce to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis as described above.

c.
A portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

d.	When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

e.
If a security is on loan under The Royce Funds’ Securities Lending Program with State Street Bank and Trust Company (“Loaned Securities”), the Head of Administration, or his designee, will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds’ voting power at the up-coming stockholder meeting. A material effect is defined as any case where the Loaned Securities are 1% or more of a class of a company’s outstanding equity securities. Monthly, the Head of Administration or his designee will review the summary of this activity by State Street. A quarterly report detailing any exceptions that occur in recalling Loaned Securities will be given to the Boards.

Custodian banks are authorized to release all proxy ballots held for Royce client account portfolios to Glass Lewis & Co. for voting, utilizing the Viewpoint proxy voting platform. Substantially all portfolio companies utilize Broadridge to collect their proxy votes.

Under the continuous oversight of the Head of Administration, or his designee, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to Broadridge using Viewpoint as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4:00 pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Administrative Assistant reviews reports generated by Royce’s portfolio management system (“Quest PMS”) that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration, or his designee, develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the “conflicts reports” are brought to the attention of the Head of Administration or his designee by the designated Administrative Assistant. An R&A Compliance Officer then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Glass Lewis & Co.). The Head of Administration or his designee maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the Viewpoint system. Copies of all physically executed proxy cards, all proxy statements (with it being permissible to rely on proxy statements filed and available on Edgar) and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce’s Librarian in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. In addition, copies of each written client request for information on how Royce voted proxies on behalf of that client, and a copy of any written response by Royce to any (written or oral) client request for information on how Royce voted proxies on behalf of that client will be maintained by Royce’s Head of Administration and/or Royce’s Director of Alternative Investments, or their designee (depending on who received such request) for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. Royce’s Compliance Department shall maintain a copy of any proxy voting policies and procedures in effect at any time within the last five years.

Disclosure. Royce’s proxy voting procedures will be disclosed to clients upon commencement of a client account. Thereafter, proxy voting records and procedures are generally disclosed to those clients for which Royce has authority to vote proxies as set forth below:

-
The Royce Funds – proxy voting records are disclosed annually on Form N-PX (with such voting records also available at www.roycefunds.com). Proxy voting procedures are available in the Statement of Additional Information for the open-end funds, in the annual report on Form N-CSR for the closed-end funds and at www.roycefunds.com.

-
Limited Liability Company and Limited Partnership Accounts – proxy voting records are disclosed to members/partners upon request and proxy voting procedures (along with a summary thereof) are provided to members/partners annually (and are available at www.roycefunds.com).

-	Separate Accounts – proxy voting records and procedures are disclosed to separate account clients annually.

PART C - OTHER INFORMATION

Item 28.		Exhibits:

	(a)(1)	Trust Instrument dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.
	(a)(2)	Certificate of Trust dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

	(b)	By-laws dated, April, 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(c)
Instrument Defining Rights of Security Holders. See Article IV. “Series; Classes; Shares” and Article VI. “Shareholders’ Voting Powers and Meetings” of the Trust Instrument. See also, Article V. “Meetings of Shareholders” of By-laws.

(d)(1)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Global Value Fund (K Class and R Class) and Royce Special Equity Multi-Cap Fund (Investment Class and Institutional Class), dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(2)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class, Service Class, R Class and K Class), Royce Heritage Fund (Investment Class, K Class, R Class and Institutional Class), Royce Opportunity Fund (K Class and R Class), Royce Special Equity Fund (Service Class), Royce Value Plus Fund (K Class and R Class), Royce 100 Fund (Service Class, K Class, R Class and Institutional Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class), Royce Dividend Value Fund (Investment Class and Service Class) Royce Global Value Fund (Service Class, Investment Class and Consultant Class), Royce European Smaller-Companies Fund (Service Class), Royce SMid-Cap Value Fund (Service Class), Royce International Smaller-Companies Fund (Service Class), Royce Focus Value Fund (Service Class), Royce Partners Fund (Service Class) and Royce Mid-Cap Fund (Service Class), dated December 31, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(3)
Investment Advisory Agreement between The Royce Fund (Royce Special Equity Multi-Cap Fund) and Royce & Associates, LLC, dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(4)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Service Class), previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(5)
Investment Advisory Agreements between The Royce Fund (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund) and Royce & Associates, LLC, dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(6)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund (Service Class), dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(7)
Investment Advisory Agreement between The Royce Fund (Royce Opportunity Select Fund) and Royce & Associates, LLC, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.

	(d)(8)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce

Pennsylvania Mutual Fund (R Class), Royce Premier Fund (R Class), Royce Heritage Fund (Consultant Class), Royce Total Return Fund (R Class) and Royce Value Fund (K Class and R Class) dated December 31, 2009, previously filed on April 27, 2010 with Post-Effective Amendment No. 98 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(9)
Investment Advisory Agreement between The Royce Fund (Royce Mid-Cap Fund) and Royce & Associates, LLC, dated December 14, 2009, previously filed on December 15, 2009 with Post-Effective Amendment No. 95 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(10)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Total Return Fund (K Class) and Royce 100 Fund (Investment Class), dated December 31, 2008, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.

d)(11)
Investment Advisory Agreement between The Royce Fund (Royce Partners Fund) and Royce & Associates, LLC, dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(12)
Investment Advisory Agreement between The Royce Fund (Royce Focus Value Fund) and Royce & Associates, LLC, dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(13)
Investment Advisory Agreement between The Royce Fund (Royce International Smaller-Companies Fund) and Royce & Associates, LLC, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(14)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Premier Fund (Service Class) dated December 31, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(15)
Investment Advisory Agreements between The Royce Fund (Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund)) and Royce & Associates, LLC dated September 18, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(16)
Investment Advisory Agreements between The Royce Fund (Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund)) and Royce & Associates, LLC dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(17)
Investment Advisory Agreements between The Royce Fund (Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III)) and Royce & Associates, LLC dated June 30, 2005, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(18)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Service Class), Royce Opportunity Fund (Consultant Class) and Royce Value Fund (Consultant Class) dated December 31, 2006, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(19)
Investment Advisory Agreement between The Royce Fund (Royce Financial Services Fund) and Royce & Associates, LLC dated December 31, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(20)
Investment Advisory Agreement between The Royce Fund (Royce Discovery Fund) and Royce & Associates, LLC dated October 1, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(21)
Amendments to Investment Advisory Agreements between The Royce Fund (Royce Premier Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund) and Royce & Associates, LLC dated July 1, 2004, previously filed on February 28, 2005 with Post-Effective Amendment No. 68 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(22)
Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce & Associates, LLC dated April 30, 2004, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(23)
Investment Advisory Agreement between The Royce Fund (Royce 100 Fund) and Royce & Associates, LLC dated June 30, 2003, previously filed on June 30, 2003 with Post-Effective Amendment No. 62 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(24)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Premier Fund (Consultant Class), Royce Special Equity Fund (Consultant Class) and Royce Value Fund (Service Class (formerly, Investment Class)) dated December 31, 2003, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(25)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Value Plus Fund (Service Class (formerly, Investment Class)) dated December 31, 2002, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(26)
Investment Advisory Agreements between The Royce Fund (Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund), Royce Micro-Cap Fund, Royce Total Return Fund, Royce Low-Priced Stock Fund, Royce Opportunity Fund, Royce Premier Fund, Royce Special Equity Fund, Royce Heritage Fund, Royce Select Fund I, Royce Value Fund and Royce Value Plus Fund) and Royce & Associates, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

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(e)(1)
Distribution Fee Agreement between Royce Global Value Fund (K Class and R Class) and Royce Fund Services, Inc., dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(2)
Distribution Fee Agreement between Royce Global Value Fund (Consultant Class) and Royce Fund Services, Inc., dated April 7, 2011, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.

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(e)(3)
Distribution Fee Agreement between Royce Special Equity Multi-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(4)
Distribution Fee Agreements between Royce Global Dividend Value Fund (Service Class), Royce International Premier Fund (Service Class) and Royce International Micro-Cap Fund (Service Class) and Royce Fund Services, Inc., dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(5)
Distribution Fee Agreement between Royce Mid-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 14, 2009, previously filed on December 15, 2009 with Post-Effective Amendment No. 95 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(6)
Distribution Fee Agreement between Royce Partners Fund (Service Class) and Royce Fund Services, Inc., dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(7)
Distribution Fee Agreement between Royce Focus Value Fund (Service Class) and Royce Fund Services, Inc., dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(8)
Distribution Fee Agreement between Royce International Smaller-Companies Fund (Service Class) and Royce Fund Services, Inc., dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(9)	Distribution Fee Agreement between Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) (Service Class) and Royce Fund Services, Inc. dated September 18, 2007,

previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(10)
Distribution Fee Agreements between Royce Global Value Fund (formerly, Royce International Value Fund) (Service Class), and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund) (Service Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(11)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Low-Priced Stock Fund (K Class), Royce Total Return Fund (K Class), Royce Heritage Fund (K Class and R Class), Royce Opportunity Fund (K Class), Royce Value Fund (K Class), Royce Value Plus Fund (K Class), and Royce 100 Fund (K Class and R Class) and Royce Fund Services, Inc. dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(12)
Distribution Fee Agreements between Royce Value Fund (R Class) and Royce Value Plus Fund (R Class) and Royce Fund Services, Inc. dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(13)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (R Class), Royce Premier Fund (R Class), Royce Low-Priced Stock Fund (R Class), Royce Total Return Fund (R Class) and Royce Opportunity Fund (R Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(14)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund)(Service Class), Royce Heritage Fund (Consultant Class and Service Class), Royce Micro-Cap Fund (Service Class), Royce Opportunity Fund (Service Class), Royce Premier Fund (Service Class), Royce Total Return Fund (Service Class), Royce Special Equity Fund (Service Class), Royce 100 Fund (Service Class), Royce Low-Priced Stock Fund (Service Class), Royce Value Plus Fund (Service Class), Royce Value Fund (Service Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class) and Royce Dividend Value Fund (Service Class) and Royce Fund Services, Inc. dated May 1, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(15)
Distribution Fee Agreements between Royce Opportunity Fund (Consultant Class), Royce Value Plus Fund (Consultant Class) and Royce Value Fund (Consultant Class) and Royce Fund Services, Inc. dated March 24, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(16)
Distribution Fee Agreements between Royce Premier Fund (Consultant Class) and Royce Special Equity Fund (Consultant Class) and Royce Fund Services, Inc. dated April 10, 2003, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(17)
Distribution Agreement between The Royce Fund and Royce Fund Services, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(18)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Consultant Class), Royce Micro-Cap Fund (Consultant Class) and Royce Total Return Fund (Consultant Class) and Royce Fund Services, Inc. dated October 15, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(f)	Bonus and Profit Sharing Plans - n/a

(g)(1)
Special Custody and Pledge Agreement among The Royce Fund, Goldman Sachs and State Street Bank dated as of November 11, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.

(g)(2)	Form of Custodian Contract with State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated December 11, 1987, May 13, 1988, April 7, 1992 and

November 13, 1997, September 14, 2000, April 16, 2003 and June 30, 2005, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(h)(1)
Administration Agreement between The Royce Fund and Royce & Associates, LLC dated January 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(h)(2)
Form of Transfer Agency and Services Agreement between The Royce Fund and Royce Capital Fund and Boston Financial Data Services, Inc., dated as of April 4, 2009, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.

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(i)	Legal Opinion, dated December 23, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

(j)	Consent of PricewaterhouseCoopers LLP, dated February 29, 2012, filed herewith.

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(k)	Omitted Financial Statements - n/a

(l)(1)
Letter Agreements relating to the initial purchases of shares of Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund between The Royce Fund and: Charles M. Royce (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and Royce Family Investments, LLC (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and George U. Wyper (Royce International Premier Fund); and The Royce Fund and Charles R. Dreifus (Royce Special Equity Multi-Cap Fund), each dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(2)
Letter Agreement between The Royce Fund and William A. Hench relating to the initial purchase of shares of Royce Opportunity Select Fund, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(3)
Letter Agreement between The Royce Fund and W. Whitney George relating to the initial purchase of shares of Royce Mid-Cap Fund, dated December 14, 2009, previously filed on December 15, 2009 with Post-Effective Amendment No. 95 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(4)
Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce Asia-Pacific Select Fund, previously filed on June 29, 2009 with Post-Effective Amendment No. 93 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(5)
Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce Partners Fund, dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(6)
Letter Agreement between The Royce Fund and W. Whitney George relating to the initial purchase of shares of Royce Focus Value Fund, dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(7)
Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce International Smaller-Companies Fund, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(8)
Letter Agreements between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce SMid-Cap Value Fund (formerly Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund) dated September 26, 2007, filed on September 28, 2007 with Post-Effective Amendment No. 82 to the Trust’s registration statement and hereby incorporated by reference.

(l)(9)
Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund), previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(10)
Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III), previously filed on April 15, 2005 with Post-Effective Amendment No. 69 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(11)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Dividend Value Fund, previously filed on February 27, 2004 with Post-Effective Amendment No. 65 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(12)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Financial Services Fund, previously filed on October 17, 2003 with Post-Effective Amendment No. 64 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(13)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Discovery Fund, previously filed on July 23, 2003 with Post-Effective Amendment No. 63 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(14)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce 100 Fund, previously filed on May 30, 2003 with Post-Effective Amendment No. 61 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(15)
Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Value Fund and Royce Value Plus Fund, previously filed on May 7, 2001 with Post-Effective Amendment No. 54 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(16)
Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund I dated November 17, 1998, previously filed on February 22, 1999 with Post-Effective Amendment No. 49 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(17)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Special Equity Fund, previously filed on March 2, 1998 with Post-Effective Amendment No. 45 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(18)
Form of Letter Agreement between The Royce Fund and the Charles M. Royce 1992 Five Year Trust relating to the initial purchase of shares of Royce Heritage Fund, previously filed on November 22, 1995 with Post-Effective Amendment No. 34 to the Trust’s Registration Statement and hereby incorporated by reference.

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(m)	Amended and Restated Distribution Plan of The Royce Fund, filed herewith.

(n)(1)
Rule 18f-3 Plans for Royce Global Value Fund and Royce Special Equity Multi-Cap Fund, dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

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(n)(2)
Rule 18f-3 Plan for Royce Pennsylvania Mutual Fund, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(3)
Rule 18f-3 Plans for Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce 100 Fund dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(4)
Rule 18f-3 Plan for Royce Dividend Value Fund dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust’s Registration Statement and hereby incorporated by reference.

(n)(5)	Rule 18f-3 Plans for Royce Micro-Cap Fund and Royce Special Equity Fund dated May 1, 2007, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s

Registration Statement and hereby incorporated by reference.

(o)	Reserved
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(p)	Code of Ethics for The Royce Funds and The Royce Companies, as amended through February 16, 2012, filed herewith.
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Item 29. Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

“ARTICLE IX
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability.     All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a) Subject to the exceptions and limitations contained in Section 2(b) below:

                        (i)               Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                                   (ii)               The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

                       (i)               Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
(A) By the court or other body approving the settlement;

(B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)               The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

            (d)               Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.”

(b) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

                                “8.           Protection of the Adviser.   The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                         Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion.”

(c) Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

                          “9.             Protection of the Distributor.   The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

             Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion.”

                          (d) The Fund, its officers and directors, R&A, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund’s stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $400,000.

Item 31. Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of Royce & Associates, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 32. Principal Underwriters

                                       Royce Fund Services, Inc. is the Registrant’s principal underwriter in connection with the sale of shares of the Registrant. Royce Fund Services, Inc. is also the principal underwriter in connection with the sale of shares of Royce Capital Fund. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 745 Fifth Avenue, New York, New York 10151.

	Positions and Offices	Positions and Offices
Name	with Underwriter	with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President,
Treasurer
Jack E. Fockler, Jr.	Vice President	Vice President

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund
745 Fifth Avenue
New York, New York 10151

State Street Bank and Trust Company
1776 Heritage Drive
John Adams Bldg., 2 North
North Quincy, Massachusetts 02171

Item 34. Management Services

                                       State Street Bank and Trust Company, a Massachusetts trust company (“State Street”), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

2010	$3,520,339
2009	$1,985,772
2008	$3,027,422

Item 35. Undertakings

None.

SIGNATURES

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               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of February, 2012.

               The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

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THE ROYCE FUND

By:	/s/ Charles M. Royce
Charles M. Royce, President

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

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SIGNATURE	TITLE	DATE

/s/ Charles M. Royce	President and Trustee	2/16/2012
Charles M. Royce

/s/ John D. Diederich	Vice President and Treasurer	2/16/2012
John D. Diederich

/s/ Mark R. Fetting	Trustee	2/16/2012
Mark R. Fetting

/s/ Patricia W. Chadwick	Trustee	2/16/2012
Patricia W. Chadwick

/s/ Richard M. Galkin	Trustee	2/16/2012
Richard M. Galkin

/s/ Stephen L. Isaacs	Trustee	2/16/2012
Stephen L. Isaacs

/s/ Arthur S. Mehlman	Trustee	2/16/2012
Arthur S. Mehlman

/s/ David L. Meister	Trustee	2/16/2012
David L. Meister

/s/ G. Peter O’Brien	Trustee	2/16/2012
G. Peter O’Brien
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NOTICE

A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.